UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06260

Quaker Investment Trust

(Exact name of registrant as specified in charter)

309 Technology Drive

Malvern, PA 19355

(Address of principle executive offices) (Zip Code)

Jeffry H. King, Sr.

Quaker Investment Trust

309 Technology Drive

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 220-8888

Date of fiscal year end: June 30, 2012

Date of reporting period: December 31, 2011

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2011

QUAKER AKROS ABSOLUTE RETURN FUND

QUAKER CAPITAL OPPORTUNITIES FUND

QUAKER EVENT ARBITRAGE FUND

QUAKER GLOBAL TACTICAL ALLOCATION FUND

QUAKER MID-CAP VALUE FUND

QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND

QUAKER SMALL-CAP VALUE FUND

QUAKER STRATEGIC GROWTH FUND

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders

December 31, 2011

Dear Fellow Shareholder,

The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical allocation used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.

Chairman & CEO

Quaker Investment Trust

Performance Update

Quaker Akros Absolute Return Fund   (AARFX, QASDX, QASIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Akros Absolute Return Fund (the “Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	1.99%	09/30/2005	-10.15%	-4.92%	0.19%	1.33	0.31%	1.23%
Class C	1 .74%	10/04/2010	-5.61%	-5.61%	N/A	N/A	-4.98%	-4.98%
Class I	2 .74%	10/04/2010	-4.69%	-4.69%	N/A	N/A	-3.90%	-3.90%
S&P 500® Total Return Index*			2.11%	2.11%	-0.25%	-0.25%	2.51%	2.51%

*	The benchmark since commencement of operations returns are calculated for the period from September 30, 2005 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:

Akros Capital LLC

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$7,788,556

Top Ten Holdings ** (% of net assets)
Morgan Stanley	5.73%
Goldman Sachs Group, Inc.	4.96%
Cummins, Inc.	2.26%
Citigroup, Inc.	2.24%
Investment Technology Group, Inc.	1.95%
Intel Corp.	1.87%
Prime Acquisition Corp.	1.87%
Total S.A.	1.77%
Microsoft Corp.	1.67%
SandRidge Energy, Inc.	1.50%
% Fund Total	25.82%

**	Excludes Short-Term Investments

Sectors (% of net assets)
37.82%	Common Stocks
1.24%	Basic Materials
4.28%	Communications
0.88%	Consumer Cyclical
5.27%	Diversified
2.25%	Energy
8.74%	Financial
5.08%	Healthcare
2.26%	Industrial
7.82%	Technology
1.35%	Preferred Stock
0.24%	Private Placements
0.80%	Exchange-Traded Fund
0.19%	Warrants
13.03%	Corporate Bonds
8.24%	Short-Term Investment
61.67%	Total Market Value of Investments
38.33%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

2	2011 SEMI-ANNUAL REPORT

Performance Update

Quaker Capital Opportunities Fund  (QUKTX, QCOCX, QCOIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Capital Opportunities Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	1 .81%	1/31/2002	-16.92%	-12.08%	-4.23%	-3.14%	1.29%	1.87%
Class C	2 .56%	5/2/2002	-12.68%	-12.68%	-3.84%	-3.84%	1.25%	1.25%
Class I	1 .56%	5/5/2009	-12.25%	-12.25%	N/A	N/A	3.12%	3.12%
S&P 500® Total Return Index*			2.11%	2.11%	-0.25%	-0.25%	3.10%	3.10%

*	The benchmark since commencement of operations returns are calculated for the period from January 31, 2002 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:

ICC Capital Management, Inc.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$4,491,334

Top Ten Holdings ** (% of net assets)
Ford Motor Co.	2.08%
Home Depot, Inc.	1.85%
Chevron Corp.	1.84%
CBS Corp.	1.75%
Verizon Communications, Inc.	1.67%
JPMorgan Chase & Co.	1.52%
Apple, Inc.	1.49%
Arrow Electronics, Inc.	1.48%
Norfolk Southern Corp.	1.38%
Micron Technology, Inc.	1.33%
% Fund Total	16.39%

**	Excludes Short-Term Investments

Sectors (% of net assets)
86.52%	Domestic Common Stocks
2.19%	Basic Materials
7.38%	Communications
12.42%	Consumer Cyclical
4.66%	Consumer Non-cyclical
12.02%	Energy
12.56%	Financial
9.63%	Healthcare
15.04%	Industrial
7.33%	Technology
3.29%	Utilities
14.00%	Foreign Common Stocks
0.48%	Real Estate Investment Trust
101.00%	Total Market Value of Investments
(1.00)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

2011 SEMI-ANNUAL REPORT	3

Performance Update

Quaker Event Arbitrage Fund  (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	1 .99%	11/21/2003	-10.88%	-5.70%	-1.89%	-0.78%	5.10%	5.83%
Class C	2 .74%	6/7/2010	-6.41%	-6.41%	N/A	N/A	-2.66%	-2.66%
Class I	1 .74%	6/7/2010	-5.45%	-5.45%	N/A	N/A	-1.78%	-1.78%
S&P 500® Total Return Index*			2.11%	2.11%	-0.25%	-0.25%	4.52%	4.52%

*	The benchmark since commencement of operations returns are calculated for the period from November 21, 2003 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

ADVISER:

Quaker Funds, Inc.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$47,831,265

Top Ten Holdings ** (% of net assets)
Ally Financial, Inc.	2.85%
Countrywide Asset-Backed
Certificates	2.19%
Netlogic Microsystems, Inc.	2.08%
SuccessFactors, Inc.	2.08%
Goodrich Corp.	2.07%
Novell, Inc.	2.04%
Motorola Mobility Holdings, Inc.	2.03%
Winn-Dixie Stores, Inc.	1.96%
Jakks Pacific, Inc.	1.81%
Lennar Corp.	1.66%
% Fund Total	20.77%

**	Excludes Short-Term Investments

Sectors (% of net assets)
57.32%	Domestic Common Stocks
2.20%	Basic Materials
12.15%	Communications
7.61%	Consumer Cyclical
3.58%	Consumer Non-cyclical
0.00%	Diversified
2.47%	Energy
7.54%	Financial
5.08%	Healthcare
2.24%	Industrial
1.03%	Information Technology
11.96%	Technology
1.46%	Utilities
8.07%	Foreign Common Stocks
3.56%	Preferred Stocks
1.90%	Corporate Bonds
0.00%	Warrant
8.54%	Asset Backed Securities
0.10%	Rights
0.59%	Options
8.42%	Short-Term Investment
88.50%	Total Market Value of Investments
11.50%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

4	2011 SEMI-ANNUAL REPORT

Performance Update

Quaker Global Tactical Allocation Fund  (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Global Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests in the common stocks of U.S. companies and American Depositary Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	2.39%	5/1/2008	-13.26%	-8.21%	N/A	N/A	-11.68%	-10.31%
Class C	3 .14%	5/1/2008	-8.80%	-8.80%	N/A	N/A	-10.97%	-10.97%
Class I	2. 14%	7/23/2008	-7.94%	-7.94%	N/A	N/A	-7.49%	-7.49%
MSCI World Index*			-5.54%	-5.54%	N/A	N/A	-4.46%	-4.46%

*	The benchmark since inception returns are calculated for the period from May 1, 2008 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (the “MSCI World Index”) measures developed — market equity performance throughout the world. The MSCI World Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:

DG Capital Management, Inc.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$13,499,428

Top Ten Holdings ** (% of net assets)
Cenovus Energy, Inc.	4.35%
Apple, Inc.	4.05%
Monsanto Co.	3.58%
Occidental Petroleum Corp.	3.57%
Anheuser-Busch InBev NV	3.57%
Mead Johnson Nutrition Co.	3.56%
ACE Ltd.	3.28%
Google, Inc.	3.11%
Novartis AG	3.09%
Las Vegas Sands Corp.	3.08%
% Fund Total	35.24%

**	Excludes Short-Term Investments

Country Allocation (% of net assets)
96.18%	Common Stocks
3.57%	Belgium
2.07%	Bermuda
8.48%	Canada
2.80%	Denmark
3.06%	France
2.03%	Germany
4.63%	Ireland
1.03%	Israel
1.53%	Netherlands
6.37%	Switzerland
6.73%	United Kingdom
53.88%	United States
2.65%	Short-Term Investment
98.83%	Total Market Value of Investments
1.17%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

2011 SEMI-ANNUAL REPORT	5

Performance Update

Quaker Mid-Cap Value Fund  (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	2.13%	12/31/1997	-7.88%	-2.52%	-2.33%	-1.22%	4.78%	5.38%	5.29%	5.72%
Class C	2 .88%	7/31/2000	-3.29%	-3.29%	-1.96%	-1.96%	4.59%	4.59%	5.95%	5.95%
Class I	1 .88%	11/21/2000	-2.30%	-2.30%	-0.97%	-0.97%	5.64%	5.64%	7.22%	7.22%
Russell Midcap® Value Index*			-1.38%	-1.38%	0.04%	0.04%	7.67%	7.67%	7.29%	7.29%

*	The benchmark since inception returns are calculated for the period from December 31, 1997 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $829 million and $12.2 billion. The Russell Midcap® Value Index assumes reinvestment of all dividends.

SUB-ADVISER:

Kennedy Capital Management

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$8,272,533

Top Ten Holdings ** (% of net assets)
Allied World Assurance Co. Holdings Ltd.	2.70%
Hormel Foods Corp.	2.66%
Steel Dynamics, Inc.	2.59%
Ameriprise Financial, Inc.	2.58%
Torchmark Corp.	2.55%
Valspar Corp.	2.49%
AGCO Corp.	2.47%
Huntington Bancshares, Inc.	2.42%
Harman International Industries, Inc.	2.36%
Trimble Navigation Ltd.	2.35%
% Fund Total	25.17%

**	Excludes Short-Term Investments

Sectors (% of net assets)
92.93%	Common Stocks
7.43%	Basic Materials
11.91%	Consumer Cyclical
3.99%	Consumer Non-cyclical
10.79%	Energy
20.23%	Financial
8.32%	Healthcare
14.90%	Industrial
3.42%	Technology
11.94%	Utilities
4.75%	Real Estate Investment Trusts
2.30%	Short-Term Investment
99.98%	Total Market Value of Investments
0.02%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

6	2011 SEMI-ANNUAL REPORT

Performance Update

Quaker Small-Cap Growth Tactical Allocation Fund  (QGASX, QGCSX, QGISX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests at least 80% of its total assets in common stocks, American Depositary Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges with market capitalizations within the range of companies included in the Russell 2000® Growth Index.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Commencement of operations through 12/31/11
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	2.03%	9/30/2008	-10.27%	-5.05%	N/A	N/A	0.63%	2.39%
Class C	2.78%	9/30/2008	-5.88%	-5.88%	N/A	N/A	1.61%	1.61%
Class I	1.78%	9/30/2008	-4.90%	-4.90%	N/A	N/A	2.67%	2.67%
Russell 2000® Growth Index			-2.91%	-2.91%	N/A	N/A	6.38%	6.38%

*	The benchmark since inception returns are calculated for the period from September 30, 2008 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Growth Index in an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes the Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Russell 2000® Growth Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:

Century Management, Inc.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$11,875,145

Top Ten Holdings ** (% of net assets)
Netlogic Microsystems, Inc.	5.59%
Healthspring, Inc.	5.10%
Rightnow Technologies, Inc.	5.07%
ProShares UltraPro Short Russell 2000	4.88%
99 Cents Only Stores	4.81%
Harleysville Group, Inc.	4.57%
Direxion Daily Small Cap Bear 3X
Shares	4.37%
Hexcel Corp.	3.91%
Spirit Airlines, Inc.	3.35%
Altisource Portfolio Solutions S.A.	3.34%
% Fund Total	44.99%

**	Excludes Short-Term Investments

Sectors (% of net assets)
74.80%	Domestic Common Stocks
1.05%	Basic Materials
2.55%	Communications
10.78%	Consumer Cyclical
1.47%	Consumer Non-cyclical
4.74%	Energy
4.57%	Financial
15.61%	Healthcare
14.01%	Industrial
20.02%	Technology
7.10%	Foreign Common stocks
2.79%	Real Estate Investment Trust
9.25%	Exchange-Traded Funds
11.26%	Short-Term Investments
105.20%	Total Market Value of Investments
(5.20)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

2011 SEMI-ANNUAL REPORT	7

Performance Update

Quaker Small-Cap Value Fund  (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	1.98%	11/25/1996	-5.56%	-0.07%	-1.78%	-0.66%	6.17%	6.77%	8.61%	9.01%
Class C	2.73%	7/28/2000	-0.85%	-0.85%	-1.41%	-1.41%	5.98%	5.98%	7.28%	7.28%
Institutional Class	1.73%	9/12/2000	0.13%	0.13%	-0.42%	-0.42%	7.03%	7.03%	7.37%	7.37%
Russell 2000® Index			-4.18%	-4.18%	0.15%	0.15%	5.62%	5.62%	6.42%	6.42%

*	The benchmark since inception returns are calculated for the period from November 25, 1996 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000 Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

SUB-ADVISER:

Aronson Johnson Ortiz, L.P.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$38,425,491

Top Ten Holdings ** (% of net assets)
Tesoro Corp.	1.27%
Strayer Education, Inc.	1.24%
United Online, Inc.	1.22%
Wyndham Worldwide Corp.	1.22%
PS Business Parks, Inc.	1.21%
Quest Software, Inc.	1.20%
National Health Investors, Inc.	1.19%
CACI International, Inc.	1.18%
Assurant, Inc.	1.15%
Unisys Corp.	1.15%
% Fund Total	12.03%

**	Excludes Short-Term Investments

Sectors (% of net assets)
95.25%	Common Stocks
5.86%	Basic Materials
7.86%	Communications
14.87%	Consumer Cyclical
9.26%	Consumer Non-cyclical
6.74%	Energy
14.38%	Financial
12.39%	Healthcare
10.94%	Industrial
8.79%	Technology
4.16%	Utilities
3.62%	Real Estate Investment Trusts
7.46%	Short-Term Investments
106.33%	Total Market Value of Investments
(6.33)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets

8	2011 SEMI-ANNUAL REPORT

Performance Update

Quaker Strategic Growth Fund   (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return
	Expense Ratio	Inception Date	One Year		Five Year		Ten Year		Commencement of operations through 12/31/2011
			with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge	with sales charge	without sales charge
Class A	2.21%	11/25/1996	-12.72%	-7.64%	-3.76%	-2.67%	2.32%	2.90%	10.07%	10.49%
Class C	2.96%	7/11/2000	-8.35%	-8.35%	-3.39%	-3.39%	2.14%	2.14%	0.90%	0.90%
Class I	1.96%	7/20/2000	-7.47%	-7.47%	-2.44%	-2.44%	3.15%	3.15%	1.78%	1.78%
S&P 500® Total Return Index*			2.11%	2.11%	-0.25%	-0.25%	2.92%	2.92%	5.27%	5.27%

*	The benchmark since inception returns are calculated for the period from November 25, 1996 through December 31, 2011.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER:

DG Capital Management, Inc.

TOTAL NET ASSETS:

AS OF DECEMBER 31, 2011

$194,154,005

Top Ten Holdings ** (% of net assets)
Apple, Inc.	3.98%
Cenovus Energy, Inc.	3.83%
Monsanto Co.	3.63%
Occidental Petroleum Corp.	3.54%
Anheuser-Busch InBev NV	3.53%
Mead Johnson Nutrition Co.	3.52%
Las Vegas Sands Corp.	3.22%
ACE Ltd.	3.10%
Google, Inc.	3.07%
Verisk Analytics, Inc.	2.77%
% Fund Total	34.19%

**	Excludes Short-Term Investments

Sectors (% of net assets)
69.93%	Domestic Common Stocks
8.28%	Basic Materials
6.87%	Communications
15.57%	Consumer Cyclical
10.22%	Consumer Non-cyclical
8.65%	Energy
2.02%	Financial
7.04%	Healthcare
4.82%	Industrial
6.46%	Technology
24.95%	Foreign Common Stocks
1.90%	Short-Term Investment
96.78%	Total Market Value of Investments
3.22%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets

2011 SEMI-ANNUAL REPORT	9

Expense Information

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2011 through December 31, 2011.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 07/01/11	Annualized Expense Ratio For the Period	Ending Account Value 12/31/11	Expenses Paid During the Period*

Quaker Akros Absolute Return Fund
Actual return based on actual return of:
Class A	(3.85)%	$1,000.00	1.99%	$961.50	$9.81
Class C	(4.21)%	1,000.00	2.74%	957.90	13.48
Institutional Class	(3.72)%	1,000.00	1.74%	962.80	8.58
Hypothetical return based on assumed 5% return
Class A		1,000.00	1.99%	1,015.13	10.08
Class C		1,000.00	2.74%	1,011.36	13.85
Institutional Class		1,000.00	1.74%	1,016.39	8.82

Quaker Capital Opportunities Fund
Actual return based on actual return of:
Class A	(12.58)%	1,000.00	2.67%	874.20	12.58
Class C	(12.78)%	1,000.00	3.42%	872.20	16.09
Institutional Class	(12.45)%	1,000.00	2.44%	875.50	11.50
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.67%	1,011.71	13.50
Class C		1,000.00	3.42%	1,007.94	17.26
Institutional Class		1,000.00	2.44%	1,012.87	12.35

Quaker Event Arbitrage Fund
Actual return based on actual return of:
Class A	(5.09)%	1,000.00	1.99%	949.10	9.75
Class C	(5.43)%	1,000.00	2.74%	945.70	13.40
Institutional Class	(4.92)%	1,000.00	1.74%	950.80	8.53

10	2011 SEMI-ANNUAL REPORT

		Beginning Account Value 07/01/11	Annualized Expense Ratio For the Period	Ending Account Value 12/31/11	Expenses Paid During the Period*

Quaker Event Arbitrage Fund (continued)
Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.99%	$1,015.13	$10.08
Class C		1,000.00	2.74%	1,011.36	13.85
Institutional Class		1,000.00	1.74%	1,016.39	8.82

Quaker Global Tactical Allocation Fund
Actual return based on actual return of:
Class A	(10.65)%	1,000.00	2.54%	893.50	12.09
Class C	(11.04)%	1,000.00	3.29%	889.60	15.63
Institutional Class	(10.53)%	1,000.00	2.32%	894.70	9.61
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.54%	1,012.37	12.85
Class C		1,000.00	3.29%	1,008.60	16.61
Institutional Class		1,000.00	2.32%	1,011.72	10.20

Quaker Mid-Cap Value Fund
Actual return based on actual return of:
Class A	(8.23)%	1,000.00	2.25%	917.70	10.85
Class C	(8.56)%	1,000.00	3.00%	914.40	14.44
Institutional Class	(8.16)%	1,000.00	1.99%	918.40	9.60
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.25%	1,013.83	11.39
Class C		1,000.00	3.00%	1,010.05	15.16
Institutional Class		1,000.00	1.99%	1,015.13	10.08

Quaker Small-Cap Growth Tactical Allocation Fund
Actual return based on actual return of:
Class A	(11.14)%	1,000.00	2.30%	888.60	5.47
Class C	(11.59)%	1,000.00	3.04%	884.10	7.22
Institutional Class	(11.04)%	1,000.00	2.05%	889.60	4.88
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.30%	1,006.79	5.82
Class C		1,000.00	3.04%	1,004.93	7.68
Institutional Class		1,000.00	2.05%	1,007.42	5.19

Quaker Small-Cap Value Fund
Actual return based on actual return of:
Class A	(9.56)%	1,000.00	2.08%	904.40	9.96
Class C	(9.88)%	1,000.00	2.83%	901.20	13.52
Institutional Class	(9.39)%	1,000.00	1.83%	906.10	8.77
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.08%	1,014.68	10.53
Class C		1,000.00	2.83%	1,010.91	14.30
Institutional Class		1,000.00	1.83%	1,015.94	9.27

2011 SEMI-ANNUAL REPORT	11

Expense Information

		Beginning Account Value 07/01/11	Annualized Expense Ratio For the Period	Ending Account Value 12/31/11	Expenses Paid During the Period*

Quaker Strategic Growth Fund
Actual return based on actual return of:
Class A	(8.53)%	$1,000.00	2.36%	$914.70	$11.36
Class C	(8.90)%	1,000.00	3.11%	911.00	14.94
Institutional Class	(8.40)%	1,000.00	2.11%	916.00	10.16
Hypothetical return based on assumed 5% return
Class A		1,000.00	2.36%	1,013.27	11.94
Class C		1,000.00	3.11%	1,009.50	15.71
Institutional Class		1,000.00	2.11%	1,014.53	10.68

*	Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 366 to reflect the one-half year period.

12	2011 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Akros Absolute Return Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks — 37.82%
Basic Materials — 1.24%
Mining — 1.24%
Polymet Mining Corp.(a)	40,000	$42,000
Taseko Mines Ltd.(a)	20,000	54,600

		96,600
Total Basic Materials (Cost: $189,120)		96,600
Communications — 4.28%
Internet — 1.41%
AOL, Inc.(a)	6,000	90,600
Network Engines, Inc.(a)	20,000	19,242

		109,842
Telecommunications — 2.87%
CenturyLink, Inc.	2,000	74,400
Nokia OYJ ADR	21,200	102,184
Sprint Nextel Corp.(a)	20,000	46,800

		223,384
Total Communications (Cost: $500,572)		333,226
Consumer, Cyclical — 0.88%
Airlines — 0.88%
Southwest Airlines Co.	8,000	68,480
Leisure Time — 0.00%
TableMAX Corp.(a)(b)(c)	13,911	8
Total Consumer, Cyclical (Cost: $121,550)		68,488
Diversified — 5.27%
Holding Companies-Diversified — 5.27%
Cazador Acquisition Corp. Ltd.(a)(b)(c)	9,000	89,640
Nautilus Marine Acquisition Corp.(a)	10,000	95,800
Prime Acquisition Corp.(a)(c)	15,000	145,500
Selway Capital Acquisition Corp. Class U(a)(b)(c)	8,000	79,200

		410,140
Total Diversified (Cost: $416,577)		410,140
Energy — 2.25%
Oil & Gas — 2.25%
EnCana Corp.	2,000	37,060
Total S.A. ADR	2,700	137,997

		175,057
Total Energy (Cost: $205,791)		175,057
Financial — 8.74%
Banks — 2.49%
Citigroup, Inc.	6,650	174,962
Wintrust Financial Corp.	685	19,214

		194,176

	Number of Shares	Fair Value

Common Stocks (Continued)
Financial (Continued)
Diversified Financial Services — 3.33%
Investment Technology Group, Inc.(a)	14,000	$151,340
Knight Capital Group, Inc. Class A(a)	9,100	107,562

		258,902
Insurance — 0.89%
American International Group, Inc.(a)	3,000	69,600
Savings & Loans — 2.03%
First Bancorp of Indiana, Inc.	1,259	12,590
HF Financial Corp.	7,400	79,328
HopFed Bancorp, Inc.	10,200	66,300

		158,218
Total Financial (Cost: $918,134)		680,896
Healthcare — 5.08%
Biotechnology — 0.65%
InterMune, Inc.(a)	4,000	50,400
Healthcare-Products — 2.54%
Baxter International, Inc.	2,000	98,960
Stryker Corp.	2,000	99,420

		198,380
Pharmaceuticals — 1.89%
Merck & Co., Inc.	2,000	75,400
Ventrus Biosciences, Inc.(a)	9,000	71,910

		147,310
Total Healthcare (Cost: $502,483)		396,090
Industrial — 2.26%
Machinery-Diversified — 2.26%
Cummins, Inc.	2,000	176,040
Total Industrial (Cost: $199,909)		176,040
Technology — 7.82%
Computers — 0.76%
Force 10 Networks, Inc.(a)(b)(c)	1	8,113
Hewlett-Packard Co.	2,000	51,520

		59,633
Semiconductors — 5.39%
Broadcom Corp. Class A	3,000	88,080
Intel Corp.	6,000	145,500
Lam Research Corp.(a)	2,000	74,040
Marvell Technology Group Ltd.(a)	8,100	112,185

		419,805
Software — 1.67%
Microsoft Corp.	5,000	129,800
Total Technology (Cost: $680,728)		609,238
Total Common Stocks (Cost $3,734,864)		2,945,775

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	13

Schedule of Investments

Quaker Akros Absolute Return Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Preferred Stock — 1.35%
United States — 1.35%
FibroGen, Inc.(a)(b)(c)	15,000	$105,000
Total United States (Cost $67,350)		105,000
Total Preferred Stock (Cost $67,350)		105,000

Private Placements — 0.24%
United States — 0.24%
Alien Technology(a)(b)(c)	64	253
Alien Technology Series A(a)(b)(c)	4,688	18,517

		18,770
Total United States (Cost $123,609)		18,770
Total Private Placements (Cost $123,609)		18,770

Exchange- Traded Fund — 0.80%
ProShares Short 20+ Year Treasury(a)	2,000	62,340
Total Exchange-Traded Fund (Cost $73,167)		62,340

Warrants — 0.19%
Alien Technology Warrants Expiration: December,2049(a)(b)(c)	5	0
Bionovo Warrants Expiration: October,2014(a)(c)	3,000	0
Cazador Acquisition Corp. Ltd. Warrants Expiration: October,2015(a)(c)	18,000	3,600
FlatWorld Acquisition Corp. Warrants Expiration: September,2012(a)(c)	35,000	8,750
Nautilus Marine Acquisition Corp. Warrants Expiration: July,2016(a)	10,000	2,500
Total Warrants (Cost $19,800)		14,850

	Par Value

Corporate Bonds — 13.03%
Energy — 2.34%
Oil & Gas — 2.34%
ATP Oil & Gas Corp. 11.87%, 05/01/2015	100,000	65,750
SandRidge Energy, Inc. 4.21%, 04/01/2014(d)	120,000	116,620

		182,370
Total Energy (Cost: $218,587)		182,370

	Par Value	Fair Value

Corporate Bonds (Continued)
Financial —10.69%
Banks — 10.69%
Goldman Sachs Group, Inc. 4.50%, 02/18/2021(d)	450,000	$385,650
Morgan Stanley 4.50%, 02/11/2020(d)	450,000	446,394

		832,044
Total Financial (Cost: $897,968)		832,044
Total Corporate Bonds (Cost $1,116,555)		1,014,414

	Number of Shares

Short - Term Investment—8.24%
Time Deposit—8.24%
Citibank, 0.03%, 01/03/2012(e)	641,754	641,754
Total Short — Term Investment (Cost $641,754)		641,754
Total Investments (Cost $5,777,099) — 61.67%		4,802,903
Other Assets in Excess of Liabilities, Net — 38.33%		2,985,653
Total Net Assets — 100.00%		7,788,556

Schedule of Securities Sold Short	Number of Shares

Common Stocks — 4.17%
Boston Beer Co., Inc.(a)	700	75,992
Estee Lauder Companies Class A	800	89,856
MBIA, Inc.(a)	6,000	69,540
Sherwin-Williams Co.	1,000	89,270
Total Common Stocks		324,658

Exchange - Traded Funds —7.33%
Health Care Select Sector SPDR Fund	6,000	208,140
SPDR S&P Homebuilders ETF	2,000	34,200
SPDR S&P Metals & Mining ETF	2,500	122,475
SPDR S&P Regional Banking ETF	2,000	48,820
SPDR S&P Retail ETF	3,000	157,650
Total Exchange-Traded Funds		571,285
Total Securities Sold Short (Proceeds: $842,351)		895,943

Call Options Written - 0.02%
American International Group, Inc. Expiration: January, 2012 Exercise Price: $27.00	20	100
Hewlett-Packard Co. Expiration: January, 2012 Exercise Price: $31.00	20	80

14	2011 SEMI-ANNUAL REPORT

Schedule of Securities Sold Short	Number of Shares	Fair Value

Call Options Written (Continued)
Intel Corp. Expiration: January, 2012 Exercise Price: $25.00	40	$1,320
Total Options Written (Premiums Received $3,636)		1,500

	Number of Contracts Sold	Settlement Month	Unrealized Appreciation/ (Depreciation)

Futures
S&P 500 EMINI FUT March Futures	12	March, 2012	(4,075)
Total Futures Contracts Sold			(4,075)

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Indicates an illiquid security. Total market value for illiquid securities is $300,731, representing 3.86% of net assets.

(c)	Indicates a fair valued security. Total market value for fair valued securities is $458,578, representing 5.89% of net assets.

(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	15

Schedule of Investments

Quaker Capital Opportunities Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Domestic Common Stocks — 86.52%
Basic Materials — 2.19%
Chemicals — 1.86%
Albemarle Corp.	600	$30,906
Dow Chemical Co.	950	27,322
PPG Industries, Inc.	300	25,047

		83,275
Forest Products & Paper — 0.33%
International Paper Co.	500	14,800
Total Basic Materials (Cost: $110,512)		98,075
Communications — 7.38%
Internet — 0.72%
Google, Inc. Class A(a)	50	32,295
Media — 2.47%
CBS Corp. Class B	2,900	78,706
News Corp. Class B	1,775	32,269

		110,975
Telecommunications — 4.19%
American Tower Corp. Class A	500	30,005
CenturyLink, Inc.	650	24,180
Cisco Systems, Inc.	1,325	23,956
JDS Uniphase Corp.(a)	1,625	16,965
Qualcomm, Inc.	325	17,778
Verizon Communications, Inc.	1,875	75,225

		188,109
Total Communications (Cost: $335,441)		331,379
Consumer, Cyclical — 12.42%
Airlines — 0.83%
Delta Air Lines, Inc.(a)	1,900	15,371
Southwest Airlines Co.	2,575	22,042

		37,413
Auto Manufacturers — 2.71%
Ford Motor Co.(a)	8,675	93,343
Navistar International Corp.(a)	750	28,410

		121,753
Auto Parts & Equipment — 1.53%
BorgWarner, Inc.(a)	400	25,496
Goodyear Tire & Rubber Co.(a)	1,400	19,838
Johnson Controls, Inc.	750	23,445

		68,779
Home Builders — 0.79%
KB Home	2,750	18,480
Pulte Group, Inc.(a)	2,675	16,879

		35,359
Housewares — 0.30%
Toro Co.	225	13,648
Leisure Time — 0.35%
Royal Caribbean Cruises Ltd.	625	15,481

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Consumer, Cyclical (continued)
Retail — 5.24%
CVS Caremark Corp.	800	$32,624
Foot Locker, Inc.	1,475	35,164
Home Depot, Inc.	1,975	83,029
Macy’s, Inc.	950	30,571
McDonald’s Corp.	275	27,591
Tractor Supply Co.	375	26,306

		235,285
Toys/Games/Hobbies — 0.67%
Hasbro, Inc.	950	30,296
Total Consumer, Cyclical (Cost: $595,940)		558,014
Consumer, Non-cyclical — 4.66%
Agriculture — 1.25%
Lorillard, Inc.	250	28,500
Philip Morris International, Inc.	350	27,468

		55,968
Beverages — 0.89%
PepsiCo, Inc.	600	39,810
Commercial Services — 0.37%
Hertz Global Holdings, Inc.(a)	1,425	16,701
Cosmetics & Personal Care — 0.48%
Procter & Gamble Co.	325	21,681
Food — 1.67%
ConAgra Foods, Inc.	1,250	33,000
Corn Products International, Inc.	800	42,072

		75,072
Total Consumer, Non-cyclical (Cost: $210,477)		209,232
Energy — 12.02%
Coal — 0.98%
Walter Energy, Inc.	725	43,906
Oil & Gas — 8.95%
Apache Corp.	325	29,439
Atwood Oceanics, Inc.(a)	325	12,932
Chevron Corp.	775	82,460
Concho Resources, Inc.(a)	400	37,500
ConocoPhillips	525	38,257
Exxon Mobil Corp.	500	42,380
Hess Corp.	550	31,240
Marathon Oil Corp.	950	27,806
Occidental Petroleum Corp.	325	30,452
Patterson-UTI Energy, Inc.	1,225	24,476
Valero Energy Corp.	1,000	21,050
Whiting Petroleum Corp.(a)	500	23,345

		401,337
Oil & Gas Services — 0.65%
CARBO Ceramics, Inc.	100	12,333
National Oilwell Varco, Inc.	250	16,998

		29,331

2011 SEMI-ANNUAL REPORT	16

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Energy (continued)
Oil Equipment & Services — 0.72%
Oil States International, Inc.(a)	425	$32,457
Pipelines — 0.72%
Oneok, Inc.	375	32,509
Total Energy (Cost: $612,394)		539,540
Financial — 12.56%
Banks — 6.57%
Bank of America Corp.	3,925	21,823
Bank of New York Mellon Corp.	750	14,933
Citigroup, Inc.	775	20,390
Fifth Third Bancorp	2,875	36,570
First Republic Bank(a)	1,325	40,558
Fulton Financial Corp.	1,700	16,677
Goldman Sachs Group, Inc.	300	27,129
JPMorgan Chase & Co.	2,050	68,163
State Street Corp.	300	12,093
Wells Fargo & Co.	1,325	36,517

		294,853
Diversified Financial Services — 2.65%
Affiliated Managers Group, Inc.(a)	375	35,981
BlackRock, Inc. Class A	150	26,736
Discover Financial Services	1,300	31,200
Invesco Ltd.	1,250	25,113

		119,030
Insurance — 3.34%
Aflac, Inc.	525	22,712
Allstate Corp.	425	11,649
Hartford Financial Services Group, Inc.	550	8,937
Lincoln National Corp.	1,450	28,159
MetLife, Inc.	900	28,062
Prudential Financial, Inc.	1,000	50,120

		149,639
Total Financial (Cost: $659,166)		563,522
Healthcare — 9.63%
Biotechnology — 0.57%
Gilead Sciences, Inc.(a)	625	25,582
Healthcare-Products — 1.30%
Baxter International, Inc.	650	32,162
Becton Dickinson & Co.	350	26,152

		58,314
Healthcare-Services — 2.66%
Aetna, Inc.	1,175	$49,573
Cigna Corp.	975	40,950
UnitedHealth Group, Inc.	575	29,141

		119,664
Pharmaceuticals — 5.10%
Abbott Laboratories	475	26,709
AmerisourceBergen Corp. Class A	800	29,752

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Healthcare (continued)
Pharmaceuticals (continued)
Cardinal Health, Inc.	725	$29,442
Eli Lilly & Co.	800	33,248
Mead Johnson Nutrition Co. Class A	375	25,774
Merck & Co., Inc.	600	22,620
Mylan, Inc.(a)	650	13,949
Pfizer, Inc.	1,650	35,706
Watson Pharmaceuticals, Inc.(a)	200	12,068

		229,268
Total Healthcare (Cost: $449,995)		432,828
Industrial — 15.04%
Aerospace & Defense — 1.24%
General Dynamics Corp.	400	26,564
Northrop Grumman Corp.	500	29,240

		55,804
Electronics — 4.03%
Arrow Electronics, Inc.(a)	1,775	66,403
Avnet, Inc.(a)	950	29,535
Gentex Corp.	925	27,371
Koninklijke Philips Electronics NV Class NY	800	16,760
Thomas & Betts Corp.(a)	750	40,950

		181,019
Hand & Machine Tools — 1.11%
Lincoln Electric Holdings, Inc.	1,275	49,878
Machinery-Construction & Mining — 0.96%
Caterpillar, Inc.	475	43,035
Machinery-Diversified — 1.32%
Cummins, Inc.	250	22,005
IDEX Corp.	1,000	37,110

		59,115
Metal Fabricate & Hardware — 1.23%
Timken Co.	1,425	55,162
Miscellaneous Manufacturing — 2.58%
Donaldson Co., Inc.	550	37,444
Dover Corp.	275	15,964
Eaton Corp.	650	28,295
Parker Hannifin Corp.	450	34,312

		116,015
Packaging & Containers — 0.38%
Rock-Tenn Co. Class A	300	17,310
Shipbuilding — 0.07%
Huntington Ingalls Industries, Inc.(a)	100	3,128
Transportation — 2.12%
Norfolk Southern Corp.	850	61,931
Ryder System, Inc.	625	33,213

		95,144
Total Industrial (Cost: $716,791)		675,610

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	17

Schedule of Investments

Quaker Capital Opportunities Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Technology — 7.33%
Computers — 3.56%
Apple, Inc.(a)	165	$66,825
International Business Machines Corp.	200	36,776
Mentor Graphics Corp.(a)	2,625	35,595
Microsoft Corp.	800	20,768

		159,964
Semiconductors — 2.60%
Applied Materials, Inc.	2,275	24,365
Intel Corp.	1,350	32,738
Micron Technology, Inc.(a)	9,500	59,755

		116,858
Software — 1.17%
Cerner Corp.(a)	450	27,563
Fiserv, Inc.(a)	425	24,964

		52,527
Total Technology (Cost: $326,753)		329,349
Utilities — 3.29%
Electric — 2.70%
American Electric Power Co., Inc.	750	30,983
NV Energy, Inc.	2,100	34,335
Pepco Holdings, Inc.	1,300	26,390
Progress Energy, Inc.	525	29,410

		121,118
Gas — 0.59%
NiSource, Inc.	1,125	26,786
Total Utilities (Cost: $140,853)		147,904
Total Domestic Common Stocks (Cost $4,158,322)		3,885,453

Foreign Common Stocks —14.00%
Belgium — 0.37%
Beverages — 0.37%
Anheuser-Busch InBev NV ADR	275	16,772
Total Belgium (Cost: $15,887)		16,772
Brazil—0.41%
Oil & Gas — 0.41%
Petroleo Brasileiro S.A. ADR	750	18,637
Total Brazil (Cost: $20,714)		18,637
Canada—1.60%
Mining — 1.16%
Barrick Gold Corp.	1,150	52,037
Telecommunications — 0.44%
BCE, Inc.	475	19,793
Total Canada (Cost: $75,013)		71,830

	Number of Shares	Fair Value

Foreign Common Stocks (Continued)
France — 0.07%
Telecommunications — 0.07%
Alcatel-Lucent ADR(a)	1,875	$2,925
Total France (Cost: $10,758)		2,925
Germany —1.66%
Auto Manufacturers — 0.27%
Daimler AG Registered Shares	275	12,061
Miscellaneous Manufacturing — 0.59%
Siemens AG ADR	275	26,293
Software — 0.80%
SAP AG ADR	675	35,741
Total Germany (Cost: $98,074)		74,095
Ireland — 0.14%
Insurance — 0.14%
XL Group PLC Class A	325	6,425
Total Ireland (Cost: $7,115)		6,425
Japan —2.27%
Auto Manufacturers — 0.65%
Honda Motor Co. Ltd. ADR	950	29,023
Electrical Components & Equipment — 0.70%
Hitachi Ltd. ADR	600	31,284
Electronics — 0.40%
Kyocera Corp. ADR	225	17,957
Home Furnishings — 0.34%
Sony Corp. ADR	850	15,334
Telecommunications — 0.18%
Nippon Telegraph & Telephone Corp. ADR	325	8,232
Total Japan (Cost: $125,395)		101,830
Luxembourg—0.72%
Iron/Steel — 0.29%
Aperam	50	706
ArcelorMittal	675	12,278

		12,984
Metal Fabricate & Hardware — 0.43%
Tenaris S.A. ADR	525	19,519
Total Luxembourg (Cost: $45,427)		32,503
Netherlands—1.92%
Chemicals — 0.29%
Akzo Nobel NV ADR	275	13,283
Engineering & Construction — 0.55%
Chicago Bridge & Iron Co. NV Class NY	650	24,570
Food — 0.96%
Unilever NV Class NY	1,250	42,962
Insurance — 0.12%
ING Groep NV ADR(a)	775	5,557
Total Netherlands (Cost: $91,930)		86,372

18	2011 SEMI-ANNUAL REPORT

	Number of Shares	Fair Value

Foreign Common Stocks (Continued)
Switzerland —1.36%
Banks — 0.39%
Credit Suisse Group AG ADR	750	$17,610
Insurance — 0.58%
ACE Ltd.	375	26,295
Semiconductors — 0.39%
STMicroelectronics NV Class NY	2,925	17,345
Total Switzerland (Cost: $82,617)		61,250
United Kingdom — 3.48%
Beverages — 1.07%
Diageo PLC ADR	550	48,081
Lodging — 0.48%
Intercontinental Hotels Group PLC ADR	1,200	21,588
Oil & Gas — 0.33%
BP PLC ADR	350	14,959
Pharmaceuticals — 0.74%
GlaxoSmithKline PLC ADR	725	33,082
Telecommunications — 0.86%
BT Group PLC ADR	625	18,525
Vodafone Group PLC ADR	725	20,322

		38,847
Total United Kingdom (Cost: $157,907)		156,557
Total Foreign Common Stocks (Cost $730,837)		629,196

Real Estate Investment Trust — 0.48%
Kimco Realty Corp.	1,325	21,518
Total Real Estate Investment Trust (Cost $25,025)		21,518
Total Investments (Cost $4,914,184) — 101.00%		4,536,167
Liabilities in Excess of Other Assets, Net (1.00)%		(44,833)
Total Net Assets — 100.00%		4,491,334

ADR	American Depositary Receipt

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	19

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Domestic Common Stocks — 57.32%
Basic Materials — 2.20%
Iron/Steel — 1.13%
United States Steel Corp.	20,500	$542,430
Mining — 1.07%
Vulcan Materials Co.	13,000	511,550
Total Basic Materials (Cost: $999,405)		1,053,980
Communications — 12.15%
Internet — 2.00%
30DC, Inc.(a)(b)(c)	50,000	9,780
ModusLink Global Solutions, Inc.	107,262	579,215
Openwave Systems, Inc.(c)	231,625	365,968

		954,963
Media — 1.73%
Comcast Corp. Class A	15,000	355,650
Liberty Global, Inc. Series C(c)	12,000	474,240

		829,890
Telecommunications — 8.42%
Aruba Networks, Inc.(c)	27,000	500,040
Extreme Networks(c)	201,290	587,767
InterDigital, Inc.	13,000	566,410
Leap Wireless International, Inc.(c)	66,000	613,140
MetroPCS Communications, Inc.(c)	60,100	521,668
Motorola Mobility Holdings, Inc.(c)	25,000	970,000
Telephone & Data Systems, Inc.	8,131	193,599
Warwick Valley Telephone Co.	5,544	73,125

		4,025,749
Total Communications (Cost: $5,821,260)		5,810,602
Consumer, Cyclical — 7.61%
Distribution & Wholesale — 1.30%
BlueLinx Holdings, Inc.(c)	414,699	622,049
Entertainment — 0.62%
EDCI Holdings, Inc.(c)	58,000	294,350
Home Builders — 1.66%
Lennar Corp. Class B	51,000	794,580
Lodging — 0.00%
Trump Entertainment Resorts, Inc.(a)(b)(c)	8,949	0
Trump Entertainment Resorts, Inc.(a)(b)(c)	135	409

		409
Retail — 2.22%
Regis Corp.	30,500	504,775
Syms Corp.(c)	50,600	556,600

		1,061,375
Toys/Games/Hobbies — 1.81%
Jakks Pacific, Inc.	61,500	867,765
Total Consumer, Cyclical (Cost: $3,819,203)		3,640,528

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Consumer, Non-cyclical — 3.58%
Commercial Services — 0.27%
Convergys Corp.(c)	9,975	$127,381
Cosmetics & Personal Care — 1.35%
CCA Industries, Inc.	135,992	644,602
Food — 1.96%
Cagles, Inc. Class A(c)	6,700	321
Winn-Dixie Stores, Inc.(c)	100,000	938,000

		938,321
Total Consumer, Non-cyclical (Cost: $1,926,566)		1,710,304
Diversified — 0.00%
Holding Companies-Diversified — 0.00%
Stoneleigh Partners Acquisition Corp.(a)(b)(c)	400	0
Total Diversified (Cost: $0)		0
Energy — 2.47%
Coal — 1.07%
Walter Energy, Inc.	8,400	508,704
Oil & Gas Services — 1.40%
Complete Production Services, Inc.(c)	20,000	671,200
Total Energy (Cost: $1,198,520)		1,179,904
Financial — 7.54%
Banks — 2.54%
Alliance Bancorp, Inc. of Pennsylvania	52,586	565,825
First Intercontinental Bank(a)(c)	2,528	14,585
Standard Financial Corp.	42,000	634,200

		1,214,610
Savings & Loans — 5.00%
Colonial Financial Services, Inc.(c)	42,700	527,345
FedFirst Financial Corp.	25,000	342,500
Fox Chase Bancorp, Inc.	39,800	502,674
Home Federal Bancorp, Inc.	20,000	283,800
SI Financial Group, Inc.	20,000	197,000
SP Bancorp, Inc.(c)	28,500	293,265
Wolverine Bancorp, Inc.(c)	17,300	243,930

		2,390,514
Total Financial (Cost: $3,743,624)		3,605,124
Healthcare — 5.08%
Biotechnology — 1.71%
Cadus Corp.(c)	194,229	262,209
Maxygen, Inc.(c)	98,300	553,429

		815,638
Healthcare-Products — 1.71%
Alere, Inc.(c)	14,562	336,237
MZT Holdings, Inc.(c)	600,000	16,200
SurModics, Inc.(c)	31,743	465,352

		817,789

20	2011 SEMI-ANNUAL REPORT

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Healthcare-Services — 1.38%
InSight Health Services Holdings Corp.(a)(c)	10,221	$659,703
Pharmaceuticals — 0.28%
INYX, Inc.(c)	167,850	336
Nabi Biopharmaceuticals(c)	71,993	135,347

		135,683
Total Healthcare (Cost: $2,682,091)		2,428,813
Industrial — 2.24%
Aerospace & Defense — 2.07%
Goodrich Corp.	8,000	989,600
Building Materials — 0.13%
U.S. Concrete, Inc.(c)	21,880	63,452
Environmental Control — 0.04%
Strategic Enviromental & Energy Resources, Inc.(a)(b)(c)	43,000	18,296
Total Industrial (Cost: $1,240,105)		1,071,348
Informaton Technology — 1.03%
Technology Hardware & Equipment — 1.03%
Avid Technology, Inc.(c)	58,000	494,740
Total Informaton Technology (Cost: $498,220)		494,740
Technology — 11.96%
Computers — 1.81%
Computer Horizons Corp.(b)(c)	65,000	3,900
Immersion Corp.(c)	92,198	477,586
Tier Technologies, Inc. Class B(c)	87,876	383,139

		864,625
Semiconductors — 3.46%
DSP Group, Inc.(c)	126,522	659,180
Netlogic Microsystems, Inc.(c)	20,130	997,844

		1,657,024
Software — 6.69%
Citrix Systems, Inc.(c)	8,400	510,048
Contra Softbrands, Inc.(a)(b)(c)	5,000	0
Network-1 Security Solutions, Inc.(c)	235,000	279,650
Novell, Inc.(a)(b)(c)	160,000	976,000
Seachange International, Inc.(c)	62,005	435,895
SuccessFactors, Inc.(c)	25,000	996,750

		3,198,343
Total Technology (Cost: $6,359,255)		5,719,992
Utilities — 1.46%
Electric — 0.05%
Central Vermont Public Service Corp.	758	26,606
Water — 1.41%
Pennichuck Corp.	23,340	672,892
Total Utilities (Cost: $672,878)		699,498
Total Domestic Common Stocks (Cost $28,961,127)		27,414,833

	Number of Shares	Fair Value

Foreign Common Stocks—8.07%
Australia —2.11%
Media — 1.02%
Austar United Communications Ltd.(c)	400,000	$488,898
Mining — 1.09%
Extract Resources Ltd.(c)	60,000	520,401
Total Australia (Cost: $1,078,259)		1,009,299
Belgium — 0.73%
Pharmaceuticals — 0.73%
Omega Pharma	7,539	350,622
Total Belgium (Cost: $346,152)		350,622
Canada — 1.66%
Mining — 1.66%
AuRico Gold, Inc.(c)	80,000	640,800
Concordia Resource Corp.(c)	100,000	42,699
Minera Andes, Inc.(c)	50,000	75,000
Sacre-Coeur Minerals Ltd.(b)(c)	109,000	16,584
Sacre-Coeur Minerals Ltd.(c)	118,444	18,021

		793,104
Total Canada (Cost: $1,141,467)		793,104
Germany — 0.02%
Holding Companies-Diversified — 0.02%
KHD Humboldt Wedag International AG(c)	1,014	6,563
Total Germany (Cost: $6,902)		6,563
Italy — 0.08%
Entertainment — 0.08%
Snai SpA(c)	15,490	39,699
Total Italy (Cost: $55,999)		39,699
South Africa — 1.37%
Mining — 1.37%
Metorex Ltd.(c)	600,000	657,037
Total South Africa (Cost: $643,788)		657,037
Spain — 0.64%
Media — 0.64%
Promotora de Informaciones S.A. Class B ADR	63,502	307,350
Total Spain (Cost: $611,595)		307,350
Switzerland — 1.02%
Engineering & Construction — 1.02%
Foster Wheeler AG(c)	25,500	488,070
Total Switzerland (Cost: $502,605)		488,070
United Kingdom — 0.44%
Engineering & Construction — 0.04%
Mouchel Group PLC(c)	200,000	16,867
Semiconductors — 0.38%
CSR PLC ADR(c)	16,095	183,966

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	21

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Foreign Common Stocks (Continued)
Software — 0.02%
Autonomy Corp. PLC ADR(c)	200	$7,850
Total United Kingdom (Cost: $729,310)		208,683
Total Foreign Common Stocks (Cost $5,116,077)		3,860,427

Preferred Stocks — 3.56%
United States — 3.56%
Ally Financial, Inc. , 7.00%144A	1,900	1,362,003
Citigroup Capital VII , 7.125%	10,000	242,000
GeoMet, Inc. , 8.00%(c)	3	32
GMAC Capital Trust I , 8.125%	5,000	96,700

		1,700,735
Total United States (Cost $2,137,752)		1,700,735
Total Preferred Stocks (Cost $2,137,752)		1,700,735

	Par Value

Corporate Bonds — 1.90%
Basic Materials — 0.12%
Forest Products & Paper — 0.12%
Catalyst Paper Corp. 7.38%, 03/01/2014	$750,000	35,625
NewPage Corp. 10.00%, 05/01/2012(f)	300,000	21,000

		56,625
Total Basic Materials (Cost: $814,829)		56,625
Consumer, Cyclical — 1.00%
Airlines — 1.00%
American Airlines, Inc. 10.50%, 10/15/2012(f)	500,000	477,500
Total Consumer, Cyclical (Cost: $443,750)		477,500
Financial — 0.58%
Banks — 0.21%
SunTrust Capital VIII 6.10%, 12/15/2036(d)	100,000	98,750
Diversified Financial Services — 0.37%
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014(f)	110,000	28,050
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015(f)	130,000	32,175
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020(f)	100,000	23,750
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020(b)(f)	100,000	21,500
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023(f)	200,000	47,500
Lehman Brothers Holdings, Inc. 0.00%, 02/27/2020(f)	100,000	25,625

		178,600
Venture Capital — 0.00%
Infinity Capital Group 7.00%, 12/31/2049(a)(b)	25,000	0
Total Financial (Cost: $257,200)		277,350

	Par Value	Fair Value

Corporate Bonds (Continued)
Industrial — 0.20%
Building Materials — 0.20%
U.S. Concrete, Inc. 9.50%, 08/31/2015 144A	100,000	$97,875
Total Industrial (Cost: $100,000)		97,875
Total Corporate Bonds (Cost $1,615,779)		909,350

	Number of Shares

Warrant — 0.00%
Sacre-Coeur Minerals Ltd. Expiration:(a)(b)(c)
March, 2013	54,500	0
Total Warrant (Cost $0)		0

	Par Value

Asset Backed Securities — 8.54%
United States — 8.54%
AFC Home Equity Loan Trust Class 1A Series 2000-2 0.68%, 06/25/2030(d)	20,302	12,273
Citigroup Mortgage Loan Trust, Inc. Class A Series 2007-SHL1 0.69%, 11/25/2046(d) 144A	637,570	282,052
Countrywide Asset-Backed Certificates Class A2 Series 2006-IM1 0.53%, 04/25/2036(d)	1,035,715	474,875
Countrywide Asset-Backed Certificates Class M1 Series 2006-23 0.54%, 05/25/2037(d)	1,800,000	181,179
Countrywide Asset-Backed Certificates Class 2M2 Series 2007-11 0.61%, 06/25/2047(d)	2,200,000	67,833
Countrywide Asset-Backed Certificates Class M3 Series 2004-2 1.64%, 04/25/2034(d)	658,287	217,578
Countrywide Asset-Backed Certificates Class A3 Series 2006-S8 5.56%, 04/25/2036(d)	165,784	108,771
Countrywide Home Equity Loan Trust Class 2A Series 2006-E 0.42%, 07/15/2036(d)	358,653	215,483
Countrywide Home Equity Loan Trust Class 2A Series 2006-G 0.43%, 10/15/2036(d)	224,561	139,041
Countrywide Home Equity Loan Trust Class 2A Series 2005-A 0.52%, 04/15/2035(d)	56,111	31,718
GSAMP Trust Class A1B Series 2007-H1 0.49%, 01/25/2047(d)	500,000	262,414
Morgan Stanley ABS Capital I Class A2C Series 2006-HE6 0.44%, 09/25/2036(d)	1,800,000	491,218
Novastar Home Equity Loan Class A2B Series 2006-6 0.39%, 01/25/2037(d)	808,799	337,868
Novastar Home Equity Loan Class A2C Series 2006-4 0.44%, 09/25/2036(d)	1,250,000	299,311
Option One Mortgage Loan Trust Class 2A2 Series 2006-3 0.39%, 02/25/2037(d)	900,512	481,643
Provident Bank Home Equity Loan Trust Class A2 Series 2000-2 0.83%, 08/25/2031(d)	539,692	265,557

22	2011 SEMI-ANNUAL REPORT

	Par Value	Fair Value

Asset Backed Securities (Continued)
Provident Bank Home Equity Loan Trust Class A1 Series 2000-2 0.83%, 08/25/2031(d)	165,066	$88,459
Residential Funding Mortgage Securities II Class AII Series 2007-HSA3 0.43%, 06/25/2037(d)	249,843	128,950

		4,086,223
Total United States (Cost $5,056,723)		4,086,223
Total Asset Backed Securities (Cost $5,056,723)		4,086,223

	Number of Shares

Rights — 0.10%
France — 0.09%
Sanofi (c)	37,500	45,000
Total France (Cost $54,095)		45,000
United States — 0.01%
Avigen, Inc. ESCROW(a)(b)(c)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW(a)(b)(c)	15,000	0
Mirant Corp. ESCROW(a)(b)	20,000	0
Petrocorp, Inc. ESCROW(a)(b)(c)	200	0

		3,900
Total United States (Cost $0)		3,900
Total Rights (Cost $54,095)		48,900

	Number of Contracts

Options — 0.59%
Aurico Gold, Inc. Expiration: March, 2012 Exercise Price: $11.00	800	252,000
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	14,250
Ecolab, Inc. Expiration: January, 2012 Exercise Price: $45.00	98	3,920
Lennar Corp. Expiration: February, 2012 Exercise Price: $15.00	510	10,965
MBIA, Inc. Expiration: January, 2012 Exercise Price: $2.50	650	650

		281,785
Total United States (Cost $336,451)		281,785
Total Options (Cost $336,451)		281,785

	Number of Shares	Fair Value

Short-Term Investment — 8.42%
Time Deposit — 8.42%
HSBC Bank USA, Grand Cayman 0.03%, 01/03/2012(e)	$4,028,441	$4,028,441
Total Short-Term Investment (Cost $4,028,441)		4,028,441
Total Investments (Cost $47,306,445) — 88.50%		42,330,694
Other Assets in Excess of Liabilities, Net — 11.50%		5,500,571
Total Net Assets — 100.00%		47,831,265

Schedule of Securities Sold Short

Common Stocks — 2.80%
Liberty Global, Inc. Class A(c)	11,000	451,330
Superior Energy Services, Inc.(c)	18,900	537,516
United States Cellular Corp.(c)	6,350	277,051
US Gold Corp.(c)	22,500	75,600
Total Common Stocks		1,341,497
Total Securities Sold Short (Proceeds: $1,384,259)		1,341,497

	Number of Contracts

Call Options Written — 2.92%
Aruba Networks, Inc. Expiration: January, 2012 Exercise Price: $16.00	270	75,600
Aurico Gold, Inc. Expiration: March, 2012 Exercise Price: $11.00	800	12,000
Avid Technology, Inc. Expiration: February, 2012 Exercise Price: $7.50	580	78,300
Citrix Systems, Inc. Expiration: January, 2012 Exercise Price: $52.50	84	72,660
Comcast Corp. Expiration: April, 2012 Exercise Price: $22.00	150	36,375
DSP Group, Inc. Expiration: January, 2012 Exercise Price: $5.00	500	5,000
Extreme Networks Expiration: January, 2012 Exercise Price: $2.50	1,000	15,000
Foster Wheeler AG Expiration: January, 2012 Exercise Price: $17.50	255	49,598
InterDigital, Inc. Expiration: January, 2012 Exercise Price: $34.00	130	126,750
Jakks Pacific, Inc. Expiration: January, 2012 Exercise Price: $12.50	365	64,787
Leap Wireless International, Inc. Expiration: January, 2012 Exercise Price: $6.00	660	190,080
Lennar Corp. Expiration: February, 2012 Exercise Price: $15.00	510	249,900
MetroPCS Communications, Inc. Expiration: January, 2012 Exercise Price: $7.50	601	81,135

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	23

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2011 (unaudited)

	Number of Contracts	Fair Value

Call Options Written (Continued)
Regis Corp. Expiration: January, 2012 Exercise Price: $15.00	305	$48,800
United States Steel Corp. Expiration: January, 2012 Exercise Price: $20.00	205	128,125
Vulcan Materials Co. Expiration: January, 2012 Exercise Price: $33.00	130	84,500
Walter Energy, Inc. Expiration: January, 2012 Exercise Price: $52.50	84	76,020
Total Options Written (Premiums Received $1,202,909)		$1,394,630

Forward Currency Contracts
Buy	Counterparty	Principal Covered by contract	Settlement month	Sell	Contract Amount	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	Brown Brothers Harriman & Co.	348,089	Jan-12	EUR	266,015	3,723	—	3,723

ADR	American Depositary Receipt

(a)	Indicates a fair valued security. Total market value for fair valued securities is $1,682,674, representing 3.52% of net assets.

(b)	Indicates an illiquid security. Total market value for illiquid securities is $1,166,431, representing 2.44% of net assets.

(c)	Non-income producing security.

(d)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e)	The rate shown is the annualized seven-day yield at period end.

(f)	Defaulted.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These transactions may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value for 144A securities is $1,741,930, representing 3.64% of net assets.

24	2011 SEMI-ANNUAL REPORT

Quaker Global Tactical Allocation Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks — 96.18%
Belgium — 3.57%
Anheuser -Busch InBev NV ADR	7,910	$482,431
Total Belgium (Cost $423,877)		482,431
Bermuda — 2.07%
Arch Capital Group Ltd.(a)	7,500	279,225
Total Bermuda (Cost $256,379)		279,225
Canada — 8.48%
Barrick Gold Corp.	6,170	279,193
Cenovus Energy, Inc.	17,700	587,640
Potash Corp. of Saskatchewan, Inc.	6,730	277,814

		1,144,647
Total Canada (Cost $1,183,178)		1,144,647
Denmark — 2.80%
Novo Nordisk ADR	3,280	378,053
Total Denmark (Cost $370,295)		378,053
France — 3.06%
Sanofi ADR	11,300	412,902
Total France (Cost $396,866)		412,902
Germany — 2.03%
Adidas AG ADR	8,400	273,924
Total Germany (Cost $278,162)		273,924
Ireland — 4.63%
Accenture PLC	5,030	267,747
CRH PLC ADR	18,000	356,760

		624,507
Total Ireland (Cost $611,703)		624,507
Israel — 1.03%
Check Point Software Technologies(a)	2,650	139,231
Total Israel (Cost $136,430)		139,231
Netherlands — 1.53%
Unilever NV	6,000	206,220
Total Netherlands (Cost $190,884)		206,220
Switzerland — 6.37%
ACE Ltd.	6,320	443,158
Novartis AG ADR	7,300	417,341

		860,499
Total Switzerland (Cost $806,162)		860,499
United Kingdom — 6.73%
AstraZeneca PLC ADR	2,990	138,407
Diageo PLC ADR	2,370	207,185
Ensco International PLC ADR	5,980	280,582

	Number of Shares	Fair Value

Common Stocks (continued)
GlaxoSmithKline PLC ADR	6,200	$282,906

		909,080
Total United Kingdom (Cost $884,766)		909,080
United States — 53.88%
Anadarko Petroleum Corp.	3,650	278,605
Apple, Inc.(a)	1,350	546,750
Bed Bath & Beyond, Inc.(a)	1,800	104,346
Cameron International Corp.(a)	4,300	211,517
Colgate-Palmolive Co.	2,250	207,878
Expeditors International of Washington, Inc.	5,400	221,184
Freeport- McMoRan Copper & Gold, Inc.	7,690	282,915
Google, Inc.(a)	650	419,835
Humana, Inc.	3,100	271,591
Las Vegas Sands Corp.(a)	9,720	415,336
Marsh & McLennan Cos., Inc.	8,700	275,094
McDonald’s Corp.	2,080	208,686
Mead Johnson Nutrition Co.	6,990	480,423
Monsanto Co.	6,890	482,782
Nike, Inc.	2,140	206,232
Noble Energy, Inc.	2,880	271,843
Occidental Petroleum Corp.	5,150	482,555
Owens-Illinois, Inc.(a)	5,500	106,590
PepsiCo, Inc.	3,740	248,149
Questcor Pharmaceuticals, Inc.(a)	1,700	70,686
Starbucks Corp.	3,030	139,410
Verisk Analytics, Inc.(a)	8,700	349,131
Visa, Inc.	2,700	274,131
Walgreen Co.	3,100	102,486
Williams-Sonoma, Inc.	5,200	200,200
Xylem, Inc.	8,300	213,227
Yum! Brands, Inc.	3,420	201,814

		7,273,396
Total United States (Cost $6,931,528)		7,273,396
Total Common Stocks (Cost $12,470,230)		12,984,115

Short - Term Investment — 2.65%
Time Deposit — 2.65%
Bank of America 0.03%,01/03/2012(b)	357,634	357,634
Total Short — Term Investment (Cost $357,634)		357,634
Total Investments (Cost $12,827,864) — 98.83%		13,341,749
Other Assets in Excess of Liabilities, Net — 1.17%		157,679
Total Net Assets — 100.00%		13,499,428

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	25

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2011 (unaudited)

Schedule of Securities Sold Short	Number of Shares	Fair Value

Common Stocks (Continued)
Consolidated Edison, Inc.(a)	4,500	$279,135
Total Common Stock		279,135

Exchange - Traded Fund — 2.05%
SPDR S&P Semiconductor ETF(a)	7,700	277,046
Total Exchange — Traded Fund		277,046
Total Securities Sold Short (Proceeds: $556,705)		556,181

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

(a)	Non - income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.

26	2011 SEMI-ANNUAL REPORT

Quaker Mid-Cap Value Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks — 92.93%
Basic Materials — 7.43%
Chemicals — 4.84%
CF Industries Holdings, Inc.	655	$94,962
FMC Corp.	1,150	98,946
Valspar Corp.	5,294	206,307

		400,215
Iron & Steel Production — 2.59%
Steel Dynamics, Inc.	16,290	214,214
Total Basic Materials (Cost: $462,128)		614,429
Consumer, Cyclical — 11.91%
Apparel — 1.42%
Gildan Activewear, Inc.	6,264	117,701
Auto Manufacturers — 2.19%
Navistar International Corp. (a)	4,796	181,672
Home Furnishings — 2.36%
Harman International Industries, Inc.	5,124	194,917
Leisure Time — 2.09%
WMS Industries, Inc.(a)	8,417	172,717
Retail — 3.85%
Advance Auto Parts, Inc.	2,713	188,906
Darden Restaurants, Inc.	2,846	129,721

		318,627
Total Consumer, Cyclical (Cost: $935,243)		985,634
Consumer, Non — cyclical — 3.99%
Agriculture — 1.33%
Bunge Ltd.	1,923	109,996
Food — 2.66%
Hormel Foods Corp.	7,515	220,114
Total Consumer, Non — cyclical (Cost: $253,074)		330,110
Energy — 10.79%
Electric — 1.99%
Westar Energy, Inc.	5,729	164,880
Oil & Gas — 6.59%
Atwood Oceanics, Inc.(a)	4,232	168,391
Ultra Petroleum Corp.(a)	3,676	108,920
Valero Energy Corp.	7,264	152,907
Whiting Petroleum Corp.(a)	2,460	114,858

		545,076
Oil Equipment & Services — 2.21%
Oil States International, Inc.(a)	2,389	182,448
Total Energy (Cost: $779,311)		892,404
Financial — 20.23%
Banks — 8.02%
Comerica, Inc.	5,970	154,026
Fifth Third Bancorp	14,533	184,860

	Number of Shares	Fair Value

Common Stocks (Continued)
Financial (continued)
Banks (continued)
Huntington Bancshares, Inc.	36,388	$199,770
Zions Bancorporation	7,672	124,900

		663,556
Diversified Financial Services — 3.95%
Ameriprise Financial, Inc.	4,287	212,807
Invesco Ltd.	5,649	113,488

		326,295
Insurance — 8.26%
Allied World Assurance Co. Holdings Ltd.	3,546	223,150
Genworth Financial, Inc. Class A(a)	11,977	78,449
Reinsurance Group of America, Inc. Class A	3,263	170,492
Torchmark Corp.	4,868	211,222

		683,313
Total Financial (Cost: $1,405,108)		1,673,164
Healthcare — 8.32%
Healthcare-Products — 4.36%
Patterson Cos., Inc.	3,792	111,940
St. Jude Medical, Inc.	4,051	138,949
Zimmer Holdings, Inc.(a)	2,060	110,045

		360,934
Pharmaceuticals — 3.96%
Forest Laboratories, Inc.(a)	4,817	145,762
Mylan, Inc.(a)	8,449	181,316

		327,078
Total Healthcare (Cost: $580,763)		688,012
Industrial — 14.90%
Aerospace & Defense — 1.09%
L-3 Communications Holdings, Inc.	1,347	89,818
Electronics — 5.36%
Amphenol Corp. Class A	3,502	158,956
Trimble Navigation Ltd.(a)	4,487	194,736
Waters Corp.(a)	1,212	89,748

		443,440
Hand & Machine Tools — 5.98%
Kennametal, Inc.	4,826	176,246
Lincoln Electric Holdings, Inc.	3,754	146,856
Regal-Beloit Corp.	3,369	171,718

		494,820
Machinery-Diversified — 2.47%
AGCO Corp.(a)	4,763	204,666
Total Industrial (Cost: $1,070,273)		1,232,744

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	27

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks (Continued)
Technology — 3.42%
Semiconductors — 3.42%
Marvell Technology Group Ltd.(a)	8,286	$114,761
ON Semiconductor Corp.(a)	21,816	168,420

		283,181
Total Technology (Cost: $312,465)		283,181
Utilities — 11.94%
Electric — 3.96%
Northeast Utilities	4,521	163,072
Xcel Energy, Inc.	5,942	164,237

		327,309
Gas — 7.98%
Centerpoint Energy, Inc.	8,148	163,693
Energen Corp.	3,166	158,300
Questar Corp.	8,174	162,336
UGI Corp.	5,990	176,106

		660,435
Total Utilities (Cost: $809,603)		987,744
Total Common Stocks (Cost $6,607,968)		7,687,422

Real Estate Investment Trusts — 4.75%
Boston Properties, Inc.	857	85,357
Camden Property Trust	1,324	82,406
Health Care REIT, Inc.	1,822	99,354
Host Hotels & Resorts, Inc.	8,543	126,180

		393,297
Total Real Estate Investment Trusts (Cost $254,207)		393,297

Short- Term Investment — 2.30%
Time Deposit — 2.30%
Bank of America, 0.03%, 01/03/2012(b)	$190,317	$190,317
Total Short - Term Investment (Cost $190,317)		190,317
Total Investments (Cost $7,052,492) — 99.98%		8,271,036
Other Assets in Excess of Liabilities, Net — 0.02%		1,497
Total Net Assets — 100.00%		$8,272,533

REIT	Real Estate Investment Trust

(a)	Non - income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.

28	2011 SEMI-ANNUAL REPORT

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Domestic Common Stocks — 74.80%
Basic Materials — 1.05%
Mining — 1.05%
Revett Minerals, Inc.(a)	26,500	$125,080
Total Basic Materials (Cost: $126,260)		125,080
Communications — 2.55%
Internet — 2.55%
Liquidity Services, Inc.(a)	8,200	302,580
Total Communications (Cost: $301,433)		302,580
Consumer, Cyclical — 10.78%
Airlines — 3.35%
Spirit Airlines, Inc.(a)(b)	25,500	397,800
Retail — 7.43%
99 Cents Only Stores(a)	26,000	570,700
Nu Skin Enterprises, Inc. Class A	6,400	310,848

		881,548
Total Consumer, Cyclical (Cost: $1,199,084)		1,279,348
Consumer, Non- cyclical — 1.47%
Food — 1.47%
Smart Balance, Inc. (a)	32,500	174,200
Total Consumer, Non — cyclical (Cost: $191,508)		174,200
Energy — 4.74%
Oil & Gas Services — 4.74%
Dawson Geophysical Co.(a)	5,500	217,415
Mitcham Industries, Inc.(a)	15,800	345,072

		562,487
Total Energy (Cost: $464,151)		562,487
Financial — 4.57%
Insurance — 4.57%
Harleysville Group, Inc.	9,600	543,072
Total Financial (Cost: $565,554)		543,072
Healthcare — 15.61%
Healthcare- Products — 0.52%
Delcath Systems, Inc.(a)(b)	20,400	62,220
Healthcare- Services — 5.10%
Healthspring, Inc.(a)	11,100	605,394
Pharmaceuticals — 9.99%
Dusa Pharmaceuticals, Inc.(a)	74,800	327,624
Lifevantage Corp.(a)	140,800	201,344
PharMerica Corp.(a)	25,000	379,500
Spectrum Pharmaceuticals, Inc.(a)	19,000	277,970

		1,186,438
Total Healthcare (Cost: $1,901,661)		1,854,052
Industrial — 14.01%
Electronics — 2.54%
Watts Water Technologies, Inc. Class A	8,800	301,048

	Number of Shares	Fair Value

Domestic Common Stocks — (continued)
Industrial (continued)
Hand & Machine Tools — 2.70%
Lincoln Electric Holdings, Inc.	8,200	320,784
Machinery-Diversified — 4.86%
Flow International Corp.(a)	34,100	119,350
Twin Discount, Inc.	5,485	199,215
Wabtec Corp.	3,700	258,815

		577,380
Miscellaneous Manufacturing — 3.91%
Hexcel Corp.(a)	19,200	464,832
Total Industrial (Cost: $1,594,906)		1,664,044
Technology — 20.02%
Computers — 6.15%
Datalink Corp.(a)	24,300	200,718
Mitek Systems, Inc.(a)(b)	29,200	211,700
MTS Systems Corp.	7,800	317,850

		730,268
Semiconductors — 5.59%
Netlogic Microsystems, Inc.(a)	13,400	664,238
Software — 8.28%
DemandTec, Inc.(a)	28,900	380,613
Rightnow Technologies, Inc.(a)	14,100	602,493

		983,106
Total Technology (Cost: $2,426,267)		2,377,612
Total Domestic Common Stocks (Cost $8,770,824)		8,882,475

Foreign Common Stocks — 7.10%
Japan — 0.90%
Internet — 0.90%
Internet Initiative Japan, Inc. ADR	12,000	106,200
Total Japan (Cost: $133,277)		106,200
Luxembourg — 3.34%
Diversified Financial Services — 3.34%
Altisource Portfolio Solutions S.A.(a)	7,900	396,422
Total Luxembourg (Cost: $325,378)		396,422
Switzerland — 2.86%
Insurance — 2.86%
Allied World Assurance Co. Holdings Ltd.	5,400	339,822
Total Switzerland (Cost: $325,188)		339,822
Total Foreign Common Stocks (Cost $783,843)		842,444

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	29

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Real Estate Investment Trust — 2.79%
PennyMac Mortgage Investment Trust	19,900	$330,738
Total Real Estate Investment Trust (Cost $339,919)		330,738

Exchange - Traded Funds — 9.25%
Direxion Daily Small Cap Bear 3X Shares(a)(b)	19,600	519,008
ProShares UltraPro Short Russell2000(a)	44,200	579,904

		1,098,912
Total Exchange — Traded Funds (Cost $1,489,608)		1,098,912

Short - Term Investments — 11.26%
Investment Trust — 5.83%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	692,981	692,981
Time Deposit — 5.43%
Bank of America 0.03%, 01/03/2012(d)	644,555	644,555
Total Short-Term Investments (Cost $1,337,536)		1,337,536
Total Investments (Cost $12,721,730) — 105.20%		12,492,105
Liabilities in Excess of Other Assets, Net (5.20)%		(616,960)
Total Net Assets — 100.00%		$11,875,145

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

30	2011 SEMI-ANNUAL REPORT

Quaker Small-Cap Value Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks — 95.25%
Basic Materials — 5.86%
Chemicals — 3.08%
A. Schulman, Inc.	11,600	$245,688
Airgas, Inc.	4,700	366,976
Cytec Industries, Inc.	3,300	147,345
Eastman Chemical Co.	3,200	124,992
Huntsman Corp.	12,800	128,000
Innospec, Inc.(a)	6,100	171,227

		1,184,228
Forest Products & Paper — 2.38%
Buckeye Technologies, Inc.	10,100	337,744
Domtar Corp.	2,300	183,908
Neenah Paper, Inc.	8,900	198,648
Schweitzer -Mauduit International, Inc.	2,900	192,734

		913,034
Mining — 0.40%
Coeur d’ Alene Mines Corp.(a)	6,400	154,496
Total Basic Materials (Cost: $2,218,671)		2,251,758
Communications — 7.86%
Internet — 2.50%
AboveNet, Inc.(a)	3,000	195,030
United Online, Inc.	86,300	469,472
Websense, Inc.(a)	15,700	294,061

		958,563
Media — 0.83%
Digital Generation, Inc.(a)	4,500	53,640
Scholastic Corp.	8,900	266,733

		320,373
Telecommunications — 4.53%
Amdocs Ltd.(a)	10,400	296,712
Cbeyond, Inc.(a)	42,700	342,027
Comtech Telecommunications Corp.	8,900	254,718
NeuStar, Inc. Class A(a)	11,100	379,287
Neutral Tandem, Inc.(a)	11,500	122,935
Plantronics, Inc.	6,000	213,840
TeleNav, Inc.(a)	16,900	131,989

		1,741,508
Total Communications (Cost: $3,054,525)		3,020,444
Consumer, Cyclical — 14.87%
Airlines — 0.53%
Alaska Air Group, Inc.(a)	2,700	202,743
Apparel — 0.86%
True Religion Apparel, Inc.(a)	9,600	331,968
Auto Parts & Equipment — 2.33%
Goodyear Tire & Rubber Co.(a)	30,400	430,768
Meritor, Inc.(a)	29,100	154,812
Standard Motor Products, Inc.	15,400	308,770

		894,350

	Number of Shares	Fair Value

Common Stocks (Continued)
Consumer, Cyclical (continued)
Distribution & Wholesale — 0.76%
Tech Data Corp.(a)	5,900	$291,519
Housewares — 0.98%
Toro Co.	6,200	376,092
Lodging — 1.65%
Ameristar Casinos, Inc.	9,500	164,255
Wyndham Worldwide Corp.	12,400	469,092

		633,347
Retail — 7.76%
Aeropostale, Inc.(a)	27,100	413,275
ANN, Inc.(a)	5,800	143,724
Bebe Stores, Inc.	21,000	174,930
Brinker International, Inc.	6,800	181,968
Cash America International, Inc.	4,300	200,509
Coinstar, Inc.(a)(b)	3,800	173,432
Ezcorp, Inc. Class A(a)	11,000	290,070
First Cash Financial Services, Inc.(a)	3,600	126,324
hhgregg, Inc.(a)(b)	16,100	232,645
Kirkland’s, Inc.(a)	11,700	155,610
Lithia Motors, Inc. Class A	9,000	196,740
Papa John’s International, Inc.(a)	7,100	267,528
PetMed Express, Inc.	21,200	220,056
PetSmart, Inc.	4,000	205,160

		2,981,971
Total Consumer, Cyclical (Cost: $5,338,500)		5,711,990
Consumer, Non- cyclical — 9.26%
Agriculture — 1.22%
Alliance One International, Inc.(a)	47,200	128,384
The Andersons, Inc.	3,500	152,810
Universal Corp.(b)	4,100	188,436

		469,630
Beverages — 0.41%
Hansen Natural Corp.(a)	1,700	156,638
Commercial Services — 6.78%
Aaron’s, Inc.	5,800	154,744
Advance America Cash Advance Centers, Inc.	22,500	201,375
American Public Education, Inc.(a)	4,900	212,072
Bridgepoint Education, Inc.(a)(b)	7,200	165,600
Capella Education Co.(a)	8,300	299,215
Grand Canyon Education, Inc.(a)	9,800	156,408
H&R Block, Inc.	18,000	293,940
ITT Educational Services, Inc.(a)(b)	4,400	250,316
Net 1 UEPS Technologies, Inc.(a)	23,100	177,177
SAIC, Inc.(a)	17,800	218,762
Strayer Education, Inc.(b)	4,900	476,231

		2,605,840

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	31

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2011 (unaudited)

	Number of Shares	Fair Value

Common Stocks (Continued)
Consumer, Non- cyclical (continued)
Food — 0.85%
Dean Foods Co.(a)	15,300	$171,360
SUPERVALU, Inc.(b)	18,800	152,656

		324,016
Total Consumer, Non-cyclical (Cost: $3,682,808)		3,556,124
Energy — 6.74%
Oil & Gas — 5.41%
Gran Tierra Energy, Inc.(a)	48,800	234,240
Helmerich & Payne, Inc.	2,900	169,244
HollyFrontier Corp.	5,600	131,040
Patterson-UTI Energy, Inc.	13,900	277,722
QEP Resources, Inc.	5,200	152,360
Sunoco, Inc.	5,000	205,100
Tesoro Corp.(a)	20,800	485,888
Unit Corp.(a)	4,900	227,360
Vaalco Energy, Inc.(a)	32,700	197,508

		2,080,462
Oil & Gas Services — 1.33%
Matrix Service Co.(a)	14,800	139,712
Newpark Resources, Inc.(a)	16,700	158,650
Oceaneering International, Inc.	4,600	212,198

		510,560
Total Energy (Cost: $2,595,835)		2,591,022
Financial — 14.38%
Banks — 7.88%
Banco Latinoamericano de Exportaciones S.A. Class E	15,500	248,775
BOK Financial Corp.	5,100	280,143
Cathay General Bancorp	11,000	164,230
Chemical Financial Corp.	14,400	307,008
CVB Financial Corp.	21,000	210,630
East West Bancorp, Inc.	9,300	183,675
First Citizens BancShares, Inc. Class A	1,000	174,990
Huntington Bancshares, Inc.	62,800	344,772
Oriental Financial Group, Inc.	14,700	178,017
PacWest Bancorp	16,000	303,200
Popular, Inc.(a)	116,600	162,074
Regions Financial Corp.	63,500	273,050
SVB Financial Group(a)	4,100	195,529

		3,026,093
Diversified Financial Services — 3.00%
Calamos Asset Management, Inc. Class A	11,700	146,367
Interactive Brokers Group, Inc. Class A	28,000	418,320
Knight Capital Group, Inc. Class A(a)	17,900	211,578
The NASDAQ OMX Group, Inc.(a)	15,400	377,454

		1,153,719
Insurance — 3.50%
Amtrust Financial Services, Inc.	12,300	292,125
Assurant, Inc.	10,800	443,448

	Number of Shares	Fair Value

Common Stocks (Continued)
Financial (continued)
Insurance (continued)
FBL Financial Group, Inc. Class A	6,000	$204,120
Maiden Holdings Ltd.	27,000	236,520
StanCorp Financial Group, Inc.	4,600	169,050

		1,345,263
Total Financial (Cost: $5,510,503)		5,525,075
Healthcare — 12.39%
Biotechnology — 3.31%
AMAG Pharmaceuticals, Inc.(a)	8,800	166,408
Charles River Laboratories International, Inc.(a)	8,400	229,572
Myriad Genetics, Inc.(a)	21,100	441,834
PDL BioPharma, Inc.(b)	70,000	434,000

		1,271,814
Healthcare-Products — 1.59%
Align Technology, Inc.(a)	6,800	161,330
Greatbatch, Inc.(a)	7,100	156,910
Thoratec Corp.(a)	8,800	295,328

		613,568
Healthcare-Services — 3.79%
Community Health Systems, Inc.(a)	15,200	265,240
Health Net, Inc.(a)	12,800	389,376
Magellan Health Services, Inc.(a)	6,000	296,820
Molina Healthcare, Inc.(a)	7,300	163,009
WellCare Health Plans, Inc.(a)	6,500	341,250

		1,455,695
Pharmaceuticals — 3.70%
Endo Pharmaceuticals Holdings, Inc.(a)	6,800	234,804
Herbalife Ltd.	6,100	315,187
Hi -Tech Pharmacal Co., Inc.(a)	8,200	318,898
Spectrum Pharmaceuticals, Inc.(a)	13,300	194,579
Warner Chilcott PLC Class A(a)	23,600	357,068

		1,420,536
Total Healthcare (Cost: $4,140,829)		4,761,613
Industrial — 10.94%
Aerospace & Defense — 0.39%
Alliant Techsystems, Inc.	2,600	148,616
Building Materials — 0.62%
Comfort Systems USA, Inc.	22,200	237,984
Electrical Components & Equipment — 0.81%
Graham Corp.	9,200	206,448
Lihua International, Inc.(b)	22,400	106,624

		313,072
Electronics — 0.91%
Avnet, Inc.(a)	5,700	177,213
Sanmina — SCI Corp.(a)	18,400	171,304

		348,517
Engineering & Construction — 1.98%
EMCOR Group, Inc.	6,100	163,541

32	2011 SEMI-ANNUAL REPORT

	Number of Shares	Fair Value

Common Stocks (Continued)
Industrial (continued)
Engineering & Construction (continued)
Foster Wheeler AG(a)	13,400	$256,476
KBR, Inc.	12,200	340,014

		760,031
Hand & Machine Tools — 0.47%
Lincoln Electric Holdings, Inc.	4,600	179,952
Machinery-Diversified — 1.50%
Applied Industrial Technologies, Inc.	5,000	175,850
DXP Enterprises, Inc.(a)	7,200	231,840
NACCO Industries, Inc. Class A	1,900	169,518

		577,208
Metal Fabricate & Hardware — 0.76%
Timken Co.	7,500	290,325
Miscellaneous Manufacturing — 2.04%
Ceradyne, Inc.(a)	8,300	222,274
Movado Group, Inc.	13,300	241,661
Sturm Ruger & Co.	9,600	321,216

		785,151
Transportation — 0.98%
Ryder System, Inc.	7,100	377,294
Trucking & Leasing — 0.48%
Amerco, Inc.	2,100	185,640
Total Industrial (Cost: $4,111,792)		4,203,790
Technology — 8.79%
Computers — 5.13%
CACI International, Inc. Class A(a)(b)	8,100	452,952
CGI Group, Inc. Class A(a)	12,000	226,200
Insight Enterprises, Inc.(a)	11,700	178,893
Manhattan Associates, Inc.(a)	3,300	133,584
NCR Corp.(a)	9,900	162,954
Unisys Corp.(a)	22,400	441,504
Xyratex Ltd.	28,200	375,624

		1,971,711
Semiconductors — 0.94%
LSI Corp.(a)	60,400	359,380
Software — 2.72%
Actuate Corp.(a)	27,900	163,494
JDA Software Group, Inc.(a)	7,700	249,403
Quest Software, Inc.(a)	24,700	459,420
SYNNEX Corp.(a)	5,700	173,622

		1,045,939
Total Technology (Cost: $3,267,449)		3,377,030
Utilities — 4.16%
Electric — 4.16%
Alliant Energy Corp.	6,500	286,715
El Paso Electric Co.	8,900	308,296

	Number of Shares	Fair Value

Common Stocks (Continued)
NV Energy, Inc.	24,600	$402,210
OGE Energy Corp.	5,000	283,550
Portland General Electric Co.	12,600	318,654
		1,599,425
Total Utilities (Cost: $1,244,391)		1,599,425
Total Common Stocks (Cost $35,165,303)		36,598,271

Real Estate Investment Trusts — 3.62%
Agree Realty Corp.	6,800	165,784
Hospitality Properties Trust	13,200	303,336
National Health Investors, Inc.	10,400	457,392
PS Business Parks, Inc.	8,400	465,612

		1,392,124
Total Real Estate Investment Trusts (Cost $1,320,649)		1,392,124

Short-Term Investments — 7.46%
Investment Trust — 6.17%
Invesco AIM Liquid Assets Portfolio, 0.16%(c)(d)	2,368,920	2,368,920
Time Deposit — 1.29%
Bank of America, 0.03%, 01/03/2012(d)	497,029	497,029
Total Short — Term Investments (Cost $2,865,949)		2,865,949
Total Investments (Cost $39,351,901) — 106.33%		40,856,344
Liabilities in Excess of Other Assets, Net (6.33)%		(2,430,853)
Total Net Assets — 100.00%		$38,425,491

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	33

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2011 (Unaudited)

	Number of Shares	Fair Value

Domestic Common Stocks — 69.93%
Basic Materials — 8.28%
Chemicals — 5.73%
Chemtura Corp.(a)	180,380	$2,045,509
Monsanto Co.	100,470	7,039,933
The Mosaic Co.	40,290	2,031,825

		11,117,267
Mining — 2.55%
Freeport-McMoRan Copper & Gold, Inc.	108,300	3,984,357
Newmont Mining Corp.	16,100	966,161

		4,950,518
Total Basic Materials (Cost: $16,908,619)		16,067,785
Communications — 6.87%
Internet — 5.36%
Amazon.com, Inc.(a)	14,430	2,497,833
Google, Inc. Class A(a)	9,230	5,961,657
priceline.com, Inc.(a)	4,160	1,945,674

		10,405,164
Telecommunications — 1.51%
Qualcomm, Inc.	53,570	2,930,279
Total Communications (Cost: $13,203,371)		13,335,443
Consumer, Cyclical — 15.57%
Apparel — 2.00%
Nike, Inc. Class B	40,327	3,886,313
Lodging — 3.22%
Las Vegas Sands Corp.(a)	146,164	6,245,588
Retail — 10.35%
Bed Bath & Beyond, Inc.(a)	25,880	1,500,264
Home Depot, Inc.	58,690	2,467,328
McDonald’s Corp.	33,830	3,394,164
Starbucks Corp.	42,560	1,958,185
Target Corp.	46,030	2,357,656
Walgreen Co.	43,600	1,441,416
Williams-Sonoma, Inc.	79,420	3,057,670
Yum! Brands, Inc.	66,440	3,920,624

		20,097,307
Total Consumer, Cyclical (Cost: $25,621,822)		30,229,208
Consumer, Non-cyclical — 10.22%
Agriculture — 2.03%
Philip Morris International, Inc.	50,150	3,935,772
Beverages — 1.79%
PepsiCo, Inc.	52,410	3,477,404
Commercial Services — 4.78%
Verisk Analytics, Inc. Class A(a)	133,810	5,369,795
Visa, Inc. Class A	38,450	3,903,829

		9,273,624
Cosmetics & Personal Care — 1.62%
Colgate-Palmolive Co.	34,070	3,147,727
Total Consumer, Non-cyclical Cost: $16,521,995)		19,834,527

	Number of Shares	Fair Value

Domestic Common Stocks (Continued)
Energy — 8.65%
Oil & Gas — 7.04%
Anadarko Petroleum Corp.	52,140	$3,979,846
Occidental Petroleum Corp.	73,290	6,867,273
Southwestern Energy Co.(a)	88,220	2,817,747

		13,664,866
Oil & Gas Services — 1.61%
Cameron International Corp.(a)	63,600	3,128,484
Total Energy (Cost: $16,459,763)		16,793,350
Financial — 2.02%
Insurance — 2.02%
Marsh & McLennan Cos., Inc.	123,900	3,917,718
Total Financial (Cost: $3,229,849)		3,917,718
Healthcare — 7.04%
Healthcare-Services — 1.99%
Humana, Inc.	44,130	3,866,229
Pharmaceuticals — 5.05%
Allergan, Inc.	22,300	1,956,602
Mead Johnson Nutrition Co. Class A	99,540	6,841,384
Questcor Pharmaceuticals, Inc.(a)	24,400	1,014,552

		9,812,538
Total Healthcare (Cost: $11,185,341)		13,678,767
Industrial — 4.82%
Aerospace & Defense — 0.57%
Exelis, Inc.	123,770	1,120,119
Machinery-Diversified — 1.77%
Xylem, Inc.	133,570	3,431,413
Packaging & Containers — 0.78%
Owens-Illinois, Inc.(a)	77,900	1,509,702
Transportation — 1.70%
Expeditors International of Washington, Inc.	80,550	3,299,328
Total Industrial (Cost: $10,446,828)		9,360,562
Technology — 6.46%
Computers — 5.51%
Apple, Inc.(a)	19,100	7,735,500
EMC Corp.(a)	137,800	2,968,212

		10,703,712
Software — 0.95%
QLIK Technologies, Inc.(a)	75,900	1,836,780
Total Technology (Cost: $12,629,035)		12,540,492
Total Domestic Common Stocks (Cost $126,206,623)		135,757,852

34	2011 SEMI-ANNUAL REPORT

	Number of Shares	Fair Value

Foreign Common Stocks — 24.95%
Belgium — 3.53%
Beverages — 3.53%
Anheuser-Busch InBev NV ADR	112,280	$6,847,957
Total Belgium (Cost: $5,748,846)		6,847,957
Bermuda — 1.79%
Insurance — 1.79%
Arch Capital Group Ltd.(a)	93,500	3,481,005
Total Bermuda (Cost: $3,183,553)		3,481,005
Canada — 6.31%
Chemicals — 0.99%
Potash Corp. of Saskatchewan, Inc.	46,490	1,919,107
Mining — 1.49%
Barrick Gold Corp.	64,000	2,896,000
Oil & Gas — 3.83%
Cenovus Energy, Inc.	224,110	7,440,452
Total Canada (Cost: $12,036,159)		12,255,559
Germany — 1.65%
Apparel — 1.65%
Adidas AG ADR	97,990	3,195,454
Total Germany (Cost: $3,204,197)		3,195,454
Ireland — 2.02%
Computers — 2.02%
Accenture PLC Class A	73,770	3,926,777
Total Ireland (Cost: $3,026,200)		3,926,777
Israel — 1.30%
Software — 1.30%
Check Point Software Technologies(a)	48,000	2,521,920
Total Israel (Cost: $2,359,894)		2,521,920
Netherlands — 1.91%
Food — 1.91%
Unilever NV Class NY	108,100	3,715,397
Total Netherlands (Cost: $3,479,044)		3,715,397
Switzerland — 3.10%
Insurance — 3.10%
ACE Ltd.	85,830	6,018,400
Total Switzerland (Cost: $5,099,832)		6,018,400
United Kingdom — 3.34%
Beverages — 0.90%
Diageo PLC ADR	19,950	1,744,029
Oil & Gas — 2.44%
Ensco International PLC ADR	100,910	4,734,697
Total United Kingdom (Cost: $6,647,625)		6,478,726
Total Foreign Common Stocks (Cost $44,785,350)		48,441,195

	Number of Shares	Fair Value

Short-Term Investment —1.90%
Time Deposit — 1.90%
Bank of America 0.03%, 01/03/2012(b)	3,697,753	$3,697,753
Total Short-Term Investment (Cost $3,697,753)		3,697,753
Total Investments (Cost $174,689,726) — 96.78%		187,896,800
Other Assets in Excess of Liabilities, Net — 3.22%		6,257,205
Total Net Assets — 100.00%		$194,154,005

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	35

Statements of Assets and Liabilities

December 31, 2011 (unaudited)

	Quaker Akros Absolute Return Fund	Quaker Capital Opportunities Fund	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund

ASSETS:
Investments, at value	$4,802,903	$4,536,167	$42,330,694	$13,341,749
Cash	3,596,499	—	8,580,839	852,909
Foreign currency deposits with brokers for securities sold short	—	—	1,936,062	—
Deposits with brokers for securities sold short and futures held	288,790	—	—	—
Receivables:
Dividends and interest	13,241	7,894	32,198	9,408
Due from Advisor	5,014	—	17,001	—
Capital shares sold	51,977	55	127,171	2,502
Investment securities sold	67,856	80,176	483,388	1,027,471
Receivable for open forward currency contracts	—	—	351,812	—
Securities lending income	—	—	—	256
Prepaid expenses and other assets	1,775	7,237	30,545	9,710
Total assets	8,828,055	4,631,529	53,889,710	15,244,005

LIABILITIES:
Call Options Written, at value	1,500	—	1,394,630	—
Securities sold short, at value and futures held	900,018	—	1,341,497	556,181
Cash Overdraft	—	14,387	—	—
Payables:
Due to Advisor (Note 3)	8,479	3,571	53,205	15,026
Capital shares redeemed	62,539	4,500	253,765	335,380
Upon return of securities loaned	—	—	—	—
Investment securities purchased	50,071	91,910	2,526,301	803,988
Payable for open forward currency contracts	—	—	348,089	—
Dividends on securities sold short	—	—	500	128
Distributions	—	16,768	87,898	—
Distributions fees	1,662	1,566	11,247	5,558
Trustee expenses	1,324	1,603	4,043	2,079
Accrued expenses	13,906	5,890	37,270	26,237
Total liabilities	1,039,499	140,195	6,058,445	1,744,577
NET ASSETS	$7,788,556	$4,491,334	$47,831,265	$13,499,428

NET ASSETS CONSIST OF:
Paid-in capital	$8,754,670	$5,300,393	$52,743,350	$27,845,393
Accumulated net realized gain (loss) on investments	95,771	(407,447)	61,362	(14,712,716)
Accumulated net investment gain (loss)	(32,158)	(23,595)	152,411	(147,657)
Net unrealized appreciation (depreciation) on investments	(1,029,727)	(378,017)	(5,125,858)	514,408
Total Net Assets	$7,788,556	$4,491,334	$47,831,265	$13,499,428
Total Investments, at Cost	$5,777,099	$4,914,184	$47,306,445	$12,827,864
Foreign Currency, at Cost	$—	$—	$1,940,736	$—
Proceeds from Securities Sold Short	842,351	—	1,384,259	556,705
Premiums on options	3,636	—	1,202,909	—
Market value of securities loaned	—	—	—	—
Class A Shares:
Net Assets	$5,579,255	$2,564,047	$29,648,702	$8,162,609
Shares of Beneficial interest outstanding(1)	656,555	357,439	2,557,221	1,215,695
Net Asset Value per share and redemption price per share	$8.50	$7.17	$11.59	$6.71
Offering price per share (100 ÷ 94.50 × net asset value per share)	$8.99	$7.59	$12.26	$7.10
Class C Shares:
Net Assets	$509,374	$1,175,633	$5,893,283	$4,031,595
Shares of Beneficial interest outstanding(1)	60,551	177,642	512,552	617,484
Net Asset Value per share and redemption price per share	$8.41	$6.62	$11.50	$6.53
Institutional Class Shares:
Net Assets	$1,699,927	$751,654	$12,289,280	$1,305,224
Shares of Beneficial interest outstanding(1)	199,352	104,490	1,057,104	170,714
Net Asset Value per share and redemption price per share	$8.53	$7.19	$11.63	$7.65

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

36	2011 SEMI-ANNUAL REPORT

Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund

$8,271,036	$12,492,105	$40,856,344	$187,896,800
—	105,122	—	5,778,345
—	—	—	—
—	—	—	—

15,888	2,744	35,693	246,254
—	—	—	—
5,109	—	20,120	93,701
—	188,248	—	3,970,624
—	—	—	—
—	864	3,296	2,343
7,468	13,000	25,509	119,078
8,299,501	12,802,083	40,940,962	198,107,145

—	—	—	—
—	—	—	—
—	—	—	—

7,329	10,463	32,249	219,868
1,196	83,157	33,446	1,438,320
—	692,981	2,368,920	—
—	—	—	1,885,620
—	—	—	—
—	—	—	—
—	104,808	—	—
2,924	3,925	3,612	55,171
1,046	2,247	4,888	29,792
14,473	29,357	72,356	324,369
26,968	926,938	2,515,471	3,953,140
$8,272,533	$11,875,145	$38,425,491	$194,154,005

$16,870,934	$13,643,880	$48,630,109	$644,793,669
(9,785,252)	(1,401,993)	(11,610,786)	(462,332,958)
(31,694)	(137,117)	(98,275)	(1,513,780)
1,218,545	(229,625)	1,504,443	13,207,074
$8,272,533	$11,875,145	$38,425,491	$194,154,005
$7,052,492	$12,721,730	$39,351,901	$174,689,726
$—	$—	$—	$—
—	—	—	—
—	—	—	—
—	676,028	2,307,679	—

$5,956,472	$5,690,210	$9,400,931	$130,226,206
405,030	652,451	629,028	8,614,724
$14.71	$8.72	14.95	$15.12
$15.57	$9.23	$15.82	$16.00

$1,988,176	$3,035,465	$1,927,018	$30,628,791
150,182	357,746	150,913	2,250,494
$13.24	$8.48	$12.77	$13.61

$327,885	$3,149,470	$27,097,542	$33,299,008
21,433	357,517	1,744,269	2,135,205
$15.30	$8.81	$15.54	$15.60

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	37

Statements of Operations

For the Six-Month Period Ended December 31, 2011 (unaudited)

	Quaker Akros Absolute Return Fund	Quaker Capital Opportunities Fund	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes)	$35,346	$51,554	$235,313	$81,865
Interest	21,470	3	394,698	—
Securities lending income	—	—	—	1,828
Total Income	56,816	51,557	630,011	83,693

Expenses:
Investment advisory fees (Note 3)	55,166	24,506	311,226	104,455
Fund administration, accounting, and transfer agent fees (Note 3)	22,024	13,777	86,882	37,710
Custody fees	4,649	6,225	15,038	16,545
Trustee fees and meeting expenses	2,714	2,104	11,490	4,426
Legal fees	582	824	2,641	833
Audit fees	4,116	2,128	11,805	5,032
Distribution Fee — Class A	7,924	3,900	34,611	12,508
Distribution Fee — Class C	1,859	7,080	26,424	27,130
Officers’ compensation fees	2,551	1,646	12,529	4,647
Registration and filing expenses	9,502	7,325	13,266	7,969
Printing expenses	4,758	2,906	18,397	7,218
Dividends and Interest on securities sold short	1,883	—	3,044	215
Other operating expenses	3,140	2,731	9,500	2,662
Total expenses	120,868	75,152	556,853	231,350
Less:
Investment advisory fees waived & reimbursed (Note 3)	(34,294)	—	(79,253)	—
Net expenses	86,574	75,152	477,600	231,350
Net investment income (loss)	(29,758)	(23,595)	152,411	(147,657)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from investments, (excluding short securities)	19,199	(271,199)	(1,222,360)	(1,205,724)
Net realized gain (loss) from short securities	(872)	6,634	(260,027)	(174,111)
Net realized gain from written options	84,280	—	1,796,442	5,914
Net realized gain on Futures	84,412	—	—	—
Net realized gains on forward currency contracts	—	—	93,533	—
Net change in unrealized depreciation on investments (excluding short securities)	(716,554)	(578,272)	(3,309,262)	(485,914)
Net change in unrealized appreciation (depreciation) on short securities	216,535	—	275,485	—
Net change in unrealized appreciation (depreciation) on written options	(2,455)	—	(258,436)	1,133
Net change in unrealized gain on futures	(4,075)	—	—	—
Net change in unrealized appreciation on forward currency contracts	—	—	3,723	—
Net change in unrealized appreciation on foreign currency	—	—	(4,923)	—
Net realized and unrealized loss on investments and foreign currency transactions	(319,530)	(842,837)	(2,885,825)	(1,858,702)
Net decrease in net assets resulting from operations	$(349,288)	$(866,432)	$(2,733,414)	$(2,006,359)
Foreign withholding taxes on dividends	$(1,036)	$(411)	$(771)	$(3,269)

38	2011 SEMI-ANNUAL REPORT

Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund

$67,099	$29,827	$263,437	$1,212,148
21	322	139	1,478
30	14,834	14,816	10,679
67,150	44,983	278,392	1,224,305

45,817	74,651	197,484	1,461,384
19,736	32,826	65,047	439,556
4,602	9,841	18,221	30,050
2,241	4,639	9,228	58,985
443	807	2,057	12,312
2,612	5,045	12,373	70,780
7,770	8,379	13,484	191,051
10,782	20,921	10,521	177,607
2,387	4,309	10,842	62,135
3,975	10,692	22,175	97,381
3,788	7,154	17,446	99,219
—	—	—	—
1,511	2,836	6,904	37,625
105,664	182,100	385,782	2,738,085

—	—	—	—
105,664	182,100	385,782	2,738,085
(38,514)	(137,117)	(107,390)	(1,513,780)

554,736	(1,284,757)	(571,141)	(150,380)
—	—	—	—
—	—	—	84,301
—	—	—	—

(1,421,235)	(738,567)	(4,294,683)	(21,532,208)
—	—	—	—
—	—	—	7,711
—	—	—	—
—	—	—	—
—	—	—	—

(866,499)	(2,023,324)	(4,865,824)	(21,590,576)
$(905,013)	$(2,160,441)	$(4,973,214)	$(23,104,356)
$(148)	$(49)	$(541)	$(31,604)

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	39

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2011 (unaudited)

	Quaker Akros Absolute Return Fund	Quaker Capital Opportunities Fund	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$(29,758)	$(23,595)	$152,411	$(147,657)
Net realized gain (loss) from investment transactions and foreign currency transactions	187,891	(271,199)	667,615	(1,199,810)
Net realized gain (loss) from securities sold short	(872)	6,634	(260,027)	(174,111)
Change in net unrealized depreciation on investments	(506,549)	(578,272)	(3,293,413)	(484,781)
Net decrease in net assets resulting from operations	(349,288)	(866,432)	(2,733,414)	(2,006,359)
Distributions to shareholders from
Net realized capital gain — Class A	—	(186,406)	(681,915)	—
Net realized capital gain — Class C	—	(92,231)	(136,929)	—
Net realized capital gain — Class I	—	(54,499)	(285,061)	—
Total Distributions	—	(333,136)	(1,103,905)	—
Capital share transactions

Increase (Decrease) in net assets from fund share transactions (Note 9)	(4,384,897)	(1,558,024)	1,945,539	(4,069,709)
Total decrease in net assets	(4,734,185)	(2,757,592)	(1,891,780)	(6,076,068)

NET ASSETS
Beginning of period	12,522,741	7,248,926	49,723,045	19,575,496
End of period	$7,788,556	$4,491,334	$47,831,265	$13,499,428
Accumulated net investment income (loss), at end of period	$(32,158)	$(23,595)	$152,411	$(147,657)
For the Period Ended June 30, 2011
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	(131,388)	(56,311)	41,180	(355,018)
Net realized gain from investment transactions and foreign currency transactions	381,613	1,447,843	1,195,637	4,365,594
Net realized gain (loss) from securities sold short	(316,429)	—	(471,623)	20,507
Change in net unrealized appreciation (depreciation) on investments	(753)	1,484,830	(1,307,167)	1,317,442
Net increase (decrease) in net assets resulting from operations	(66,957)	2,876,362	(541,973)	5,348,525
Distributions to shareholders from
Net investment income Class A	—	—	(83,661)	—
Net investment income Class C	—	—	(4,905)	—
Net investment income Class I	—	—	(28,257)	—
Net realized capital gain — Class A	(244,675)	—	(46,008)	—
Net realized capital gain — Class C	(614)	—	(4,938)	—
Net realized capital gain — Class I	(44,331)	—	(13,204)	—
Return of Capital — Class A	(43,829)	—	—	—
Return of Capital — Class C	(110)	—	—	—
Return of Capital — Class I	(7,941)	—	—	—
Total Distributions	(341,500)	—	(180,973)	—
Capital share transactions

Increase (Decrease) in net assets from fund share transactions (Note 9)	2,948,106	(14,115,546)	45,188,855	(9,050,472)
Total increase (decrease) in net assets	2,539,649	(11,239,184)	44,465,909	(3,701,947)

NET ASSETS
Beginning of period	9,983,092	18,488,110	5,257,136	23,277,443
End of period	$12,522,741	$7,248,926	$49,723,045	$19,575,496
Accumulated net investment income (loss), at end of period	$(131,388)	$(56,311)	$171,167	$(355,018)

40	2011 SEMI-ANNUAL REPORT

Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund

$(38,514)	$(137,117)	$(107,390)	$(1,513,780)
554,736	(1,284,757)	(571,141)	(66,079)
—	—	—	—
(1,421,235)	(738,567)	(4,294,683)	(21,524,497)
(905,013)	(2,160,441)	(4,973,214)	(23,104,356)

—	(260,397)	—	—
—	(141,918)	—	—
—	(146,266)	—	—
—	(548,581)	—	—

(1,061,420)	(5,480,657)	3,633,015	(53,866,202)
(1,966,433)	(8,189,679)	(1,340,199)	(76,970,558)

10,238,966	20,064,824	39,765,690	271,124,563
$8,272,533	$11,875,145	$38,425,491	$194,154,005
$(31,694)	$(137,117)	$(98,275)	$(1,513,780)

$(109,680)	$(490,185)	$(115,833)	$(3,467,817)
1,368,433	1,225,918	13,897,375	39,986,447
—	—	—	(17,672)
1,665,169	848,564	6,411,019	42,940,214
2,923,922	1,584,297	20,192,561	79,441,172

—	—	—	—
—	—	—	—
—	—	—	—
—	(316,211)	—	—
—	(211,202)	—	—
—	(116,906)	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	(644,319)	—	—

(2,153,124)	(7,835,404)	(62,914,069)	(198,196,928)
770,798	(6,895,426)	(42,721,508)	(118,755,756)

9,468,168	26,960,250	82,487,198	389,880,319
$10,238,966	$20,064,824	$39,765,690	$271,124,563
$(107,755)	$(490,185)	$(104,894)	$(3,467,817)

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	41

Financial Highlights

Quaker Akros Absolute Return Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six - Month Period from July 1, 2011 to December 31, 2011 (1)	For the Period September 1, 2010 to June 30, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Year Ended August 31, 2008	Year Ended August 31, 2007	For the Period September 30, 2005 (commencement of operations) to August 31, 2006
Net asset value, beginning of period	$8.84	$9.16	$9.84	$9.68	$9.46	$10.07	$10.00
Income from investment operations
Net investment income (loss) (2)	(0.03)	(0.11)	(0.09)	(0.06)	0.07	0.17	0.12
Net realized and unrealized gain (loss) on investments	(0.31)	0.08	(0.06)	0.51	0.64	(0.21)	(0.01)
Total from investment operations	(0.34)	(0.03)	(0.15)	0.45	0.71	(0.04)	0.11
Distributions to shareholders from:
Net investment income	—	—	—	(0.07)	(0.16)	(0.11)	(0.02)
Net realized capital gain	—	(0.25)	(0.53)	(0.22)	(0.33)	(0.46)	(0.02)
Return of capital	—	(0.04)	—	—	—	—	—
Total distributions	—	(0.29)	(0.53)	(0.29)	(0.49)	(0.57)	(0.04)
Paid-in capital from redemption fees	—	—	0.00 ‡	—	—	—	—
Net asset value, end of period	$8.50	$8.84	$9.16	$9.84	$9.68	$9.46	$10.07
Total Return(3)	(3.85)%	(0.39)%	(1.45)%	5.30%	7.95%	(0.47)%	1.05	%*†

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,579	$9,809	$9,983	$4,064	$2,733	$2,362	$2,190
Ratio of expenses to average net assets:
Expenses before reductions	2.76%	3.27%*	4.77%	7.52%	8.91%	8.88%	10.36	%**
Expenses net of fee waivers, if any	1.99%	1.99%*	2.28%	2.03%	2.18%	2.45%	2.12	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.72%	2.97%*	4.48%	7.48%	8.72%	8.42%	10.23	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.95%	1.69%*	1.99%	1.99%	1.99%	1.99%	1.99	%**
Ratio of net investment income (loss) to average net assets:**
Before waiver and expense reimbursement(4)	(1.48)%	(2.72)%*	(4.12)%	(6.25)%	(5.90)%	(4.64)%	(6.55	)%**
After waiver and expense reimbursement(4)	(0.71)%	(1.44)%*	(1.63)%	(0.77)%	0.83%	1.79%	1.69	%**
Portfolio turnover rate	44.44%	136.57%	373.76%	456.41%	249.85%	301.09%	364.47	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Annualized.

**	The net investment income (loss) ratios include dividends on short positions.

‡	Less than 0.5 cent per share

†	The returns shown represent performance for a period of less than one year.

42	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011 (1)	For the Period October 4, 2010 (commencement of operations) to June 30, 2011
Net asset value, beginning of period	$8.78	$9.25
Income from investment operations
Net investment income (loss)(2)	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.31)	(0.06)
Total from investment operations	(0.37)	(0.18)
Distributions to shareholders from:
Net realized capital gain	—	(0.25)
Return of capital	—	(0.04)
Total distributions	—	(0.29)
Net asset value, end of period	$8.41	$8.78
Total Return(3)	(4.21)%	(2.02)%†

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$510	$296
Ratio of expenses to average net assets:
Expenses before reductions	3.56%	3.94%
Expenses net of fee waivers, if any	2.74%	2.74%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.51%	3.84%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	2.69%	2.65%
Ratio of net investment income (loss) to average net assets*
Before waiver and expense reimbursement(4)	(2.25)%	(3.05)%*
After waiver and expense reimbursement(4)	(1.43)%	(1.86)%
Portfolio turnover rate	44.44%	136.57%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

†	The returns shown represent performance for a period of less than one year.

*	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	43

Financial Highlights

Quaker Akros Absolute Return Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	For the Period October 4, 2010 (commencement of operations) to June 30, 2011
Net asset value, beginning of period	$8.86	$9.25
Income from investment operations
Net investment income (loss)(2)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.31)	(0.03)
Total from investment operations	(0.33)	(0.10)
Distributions to shareholders from:
Net realized capital gain	—	(0.25)
Return of capital	—	(0.04)
Total distributions	—	(0.29)
Net asset value, end of period	$8.53	$8.86
Total Return(3)	(3.72)%	(1.14)%†

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,700	$2,418
Ratio of expenses to average net assets:
Expenses before reductions	2.53%	2.93%
Expenses net of fee waivers, if any	1.74%	1.74%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.49%	2.62%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.70%	1.44%
Ratio of net investment income (loss) to average net assets*
Before waiver and expense reimbursement(4)	(1.21)%	(2.17)%
After waiver and expense reimbursement(4)	(0.42)%	(0.99)%
Portfolio turnover rate	44.44%	136.57%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

†	The returns shown represent performance for a period of less than one year.

*	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

44	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Capital Opportunities Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011 (1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$8.84	$7.49	$7.37	$9.24	$11.30	$11.07
Income from investment operations
Net investment income (loss)(2)	(0.03)	(0.03)	(0.02)	0.02	0.02	0.02
Net realized and unrealized gain (loss) on investments	(1.08)	1.38	0.14	(1.88)	(0.26)	1.01
Total from investment operations	(1.11)	1.35	0.12	(1.86)	(0.24)	1.03
Distributions to shareholders from:
Net realized capital gain	(0.56)	—	—	(0.01)	(1.75)	(0.80)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.56)	—	—	(0.01)	(1.82)	(0.80)
Net asset value, end of period	$7.17	$8.84	$7.49	$7.37	$9.24	$11.30
Total Return(3)	(12.58)%	18.02%	1.63%	(20.18)%	(3.63)%	9.67%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,564	$4,196	$7,766	$7,979	$7,007	$8,016
Ratio of expenses to average net assets:	2.67%	1.80%	1.75%	1.88%	1.59%	1.76%
Ratio of net investment income (loss) to average net assets	(0.73)%	(0.30)%	(0.30)%	0.22%	0.15%	0.22%
Portfolio turnover rate	164.68%	60.09%	139.57%	104.43%	75.18%	87.48%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

46	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$8.23	$7.03	$6.97	$8.80	$10.92	$10.81
Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.09)	(0.08)	(0.04)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.00)	1.29	0.14	(1.78)	(0.20)	0.97
Total from investment operations	(1.05)	1.20	0.06	(1.82)	(0.30)	0.91
Distributions to shareholders from:
Net realized capital gain	(0.56)	—	—	(0.01)	(1.75)	(0.80)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	(0.56)	—	—	(0.01)	(1.82)	(0.80)
Net asset value, end of period	$6.62	$8.23	$7.03	$6.97	$8.80	$10.92
Total Return(3)	(12.78)%	17.07%	0.86%	(20.74)%	(4.38)%	8.76%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,175	$2,260	$3,428	$4,060	$5,322	$8,449
Ratio of expenses to average net assets:	3.42%	2.55%	2.49%	2.60%	2.34%	2.51%
Ratio of net investment income (loss) to average net assets	(1.47)%	(1.08)%	(1.05)%	(0.53)%	(1.01)%	(0.53)%
Portfolio turnover rate	164.68%	60.09%	139.57%	104.43%	75.18%	87.48%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	47

Financial Highlights

Quaker Capital Opportunities Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period May 5, 2009 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.85	$7.51	$7.37	$7.14
Income from investment operations
Net investment income (loss)(2)	(0.02)	(0.01)	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(1.08)	1.35	0.15	0.22
Total from investment operations	(1.10)	1.34	0.14	0.23
Distributions to shareholders from:
Net realized capital gain	(0.56)	—	—	—
Net asset value, end of period	$7.19	$8.85	$7.51	$7.37
Total Return(3)	(12.45)%	17.84%	1.90%	3.22	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$752	$793	$7,294	$9
Ratio of expenses to average net assets:	2.44%	1.54%	1.52%	1.92	%**
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.07)%	(0.06)%	0.71	%**
Portfolio turnover rate	164.68%	60.09%	139.57%	104.43	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

48	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	For the Period January 1, 2010 to June 30, 2010		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 30, 2007	Year Ended December 31, 2006
Net asset value, beginning of period	$12.50	$12.54	$11.80		$9.23	$12.43	$13.20	$12.98
Income from investment operations
Net investment income (loss)(2)	0.04	—	0.34		(0 .05)	(0 .01)	0.15	0.10
Net realized and unrealized gain (loss) on investments	(0.68)	0.06	0.40		2.62	(3 .19)	(0 .15)	1.36
Total from investment operations	(0.64)	0.06	0.74		2.57	(3 .20)	—	1.46
Distributions to shareholders from:
Net investment income	—	(0 .06)	—		—	—	(0 .08)	—
Net realized capital gain	(0 .27)	(0 .04)	—		—	—	(0 .55)	(1.24)
Return of capital	—	—	—		—	—	(0 .14)	—
Total distributions	(0 .27)	(0 .10)	—		—	—	(0 .77)	(1.24)
Net asset value, end of period	$11.59	$12.50	$12.54		$11.80	$9.23	$12.43	$13.20
Total Return(3)	(5.09)%	0.47%	6.27	%*	27.84%	(25.74)%	(0.03)%	11.23%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$29,649	$25,413	$4,283		$2,918	$1,847	$3,503	$1,786
Ratio of expenses to average net assets:
Expenses before reductions	2.33%	2.30%	3.25	%**	3.86%	3.51%	2.10%	2.84%
Expenses net of fee waivers, if any	1.99%	1.99%	2.44	%**	1.91%	2.00%	1.50%	1.50%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.32%	2.24%	2.56	%**	3.46%	3.02%	2.09%	2.84%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.98%	1.93%	1.76	%**	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets***	—	—	5.59	%**	(0.47)%	(0.13)%	0.57%	0.63%
Before waiver and expense reimbursement(4)	0.31%	(0.28)%	—		—	—	—	—
After waiver and expense reimbursement(4)	0.65%	0.04%	—		—	—	—	—
Portfolio turnover rate	68.46%	98.65%	138.58	%*	226.00%	224.66%	249.36%	169.02%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not Annualized

**	Annualized

***The	net investment income (loss) ratios include dividends on short positions.

50	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month period from July 1, 2011 to December 31, 2011 (1)	Year Ended June 30, 2011	For the period June 7, 2010 (commencement of operations) to June 30, 2010
Net asset value, beginning of period	$12.45	$12.55	$12.35
Income from investment operations
Net investment income (loss)(2)	(0.00)‡	(0 .07)	(0 .21)
Net realized and unrealized gain (loss) on investments	(0.68)	0 .04	0.41
Total from investment operations	(0.68)	(0 .03)	0.20
Distributions to shareholders from:
Net investment income	–	(0 .03)	–
Net realized capital gain	(0 .27)	(0 .04)	–
Total distributions	(0 .27)	(0 .07)	–
Net asset value, end of period	$11.50	$12.45	$12.55
Total Return(3)	(5.43)%	(0.24)%	1.62	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,893	$4,369	$231
Ratio of expenses to average net assets:
Expenses before reductions	3.08%	3.08%	2.74	%**
Expenses net of fee waivers, if any	2.74%	2.74%	2.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.07%	3.02%	2.52	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	2.73%	2.68%	2.52	%**
Ratio of net investment income (loss) to average net assets:***	—	—	(29.65	)%**
Before waiver and expense reimbursement(4)	(0.42)%	(0.91)%	—
After waiver and expense reimbursement(4)	(0.08)%	(0.57)%	—
Portfolio turnover rate	68.46%	98.65%	138.58	%(5)*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(5)	Portfolio Turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

‡	Less than 0.05 cent per share

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	51

Financial Highlights

Quaker Event Arbitrage Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	For the Period June 7, 2010 (commencement of operations) to June 30, 2010
Net asset value, beginning of period	$12.52	$12 .54	$12.35
Income from investment operations
Net investment income (loss)(2)	0 .05	0 .08	(0 .03)
Net realized and unrealized gain (loss) on investments	(0.67)	0 .02	0.22
Total from investment operations	(0.62)	0 .10	0.19
Distributions to shareholders from:
Net investment income	—	(0 .08)	—
Net realized capital gain	(0 .27)	(0 .04)	—
Total distributions	(0 .27)	(0 .12)	—
Net asset value, end of period	$11 .63	$12 .52	$12.54
Total Return(3)	(4.92)%	0.72%	1.54	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$12,289	$19,941	$743
Ratio of expenses to average net assets:
Expenses before reductions	2.05%	2.11%	3.00	%**
Expenses net of fee waivers, if any	1.74%	1.74%	3.00	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.04%	2.06%	2.88	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.73%	1.70%	2.88	%**
Ratio of net investment income (loss) to average net assets:***	—	—	(3.81	)%**
Before waiver and expense reimbursement(4)	0.56%	0.26%	—
After waiver and expense reimbursement(4)	0.87%	0.62%	—
Portfolio turnover rate	68.46%	98.65%	138.58	%(5)*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(5)	Portfolio Turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

52	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	For the Period May 1, 2008 (commencement of operations) to June 30, 2008
Net asset value, beginning of period	$7.51	$5 .92	$5 .37	$10 .19	$10.00
Income from investment operations
Net investment income (loss)(2)	(0 .05)	(0 .09)	(0 .07)	(0 .05)	(0 .02)
Net realized and unrealized gain (loss) on investments	(0.75)	1 .68	0 .62	(4 .77)	0.21
Total from investment operations	(0.80)	1 .59	0 .55	(4 .82)	0.19
Net asset value, end of period	$6 .71	$7 .51	$5 .92	$5 .37	$10.19
Total Return(3)	(10.65)%	26.86%	10.24%	(47.30)%	1.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,163	$11,708	$12,889	$16,380	$27,109
Ratio of expenses to average net assets:	2.54%	2.41%	2.32%	2.38%	2.01	%**
Ratio of net investment income (loss) to average net assets	(1.54)%	(1.30)%	(1.12)%	(0.85)%	(1.20	)%**
Portfolio turnover rate	426.53%	732.27%	1212.89%	760.99%	29.39	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

54	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	For the Period May 1, 2008 (commencement of operations) to June 30, 2008
Net asset value, beginning of period	$7.34	$5 .82	$5 .32	$10 .17	$10.00
Income from investment operations
Net investment income (loss)(2)	(0 .08)	(0 .14)	(0 .11)	(0 .09)	(0 .03)
Net realized and unrealized gain (loss) on investments	(0.73)	1 .66	0 .61	(4 .76)	0.20
Total from investment operations	(0.81)	1 .52	0 .50	(4 .85)	0.17
Net asset value, end of period	$6 .53	$7 .34	$5 .82	$5 .32	$10.17
Total Return(3)	(11.04)%	26.12%	9.40%	(47.69)%	1.70	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,031	$6,880	$9,512	$11,386	$14,002
Ratio of expenses to average net assets:	3.29%	3.16%	3.07%	3.13%	2.76	%**
Ratio of net investment income (loss) to average net assets	(2.29)%	(2.07)%	(1.87)%	(1.60)%	(1.95	)%**
Portfolio turnover rate	426.53%	732.27%	1212.89%	760.99%	29.39	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	55

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period July 23, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$8.55	$6 .71	$6 .08	$10.00
Income from investment operations
Net investment income (loss)(2)	(0 .05)	(0 .08)	(0 .05)	(0 .05)
Net realized and unrealized gain (loss) on investments	(0.85)	1 .92	0 .68	(3 .87)
Total from investment operations	(0.90)	1 .84	0 .63	(3 .92)
Net asset value, end of period	$7 .65	$8 .55	$6 .71	$6.08
Total Return(3)	(10.53)%	27.42%	10.36%	(39.20	)%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,305	$987	$877	$226
Ratio of expenses to average net assets:	2.32%	2.16%	1.86%	2.23	%**
Ratio of net investment income (loss) to average net assets	(1.29)%	(1.05)%	(0.70)%	(0.74	)%**
Portfolio turnover rate	426.53%	732.27%	1212.89%	760.99	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

56	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$16.03	$11.99	$9.39	$14.42	$17.84	$15.89
Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.13)	(0.05)	0.01	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.27)	4.17	2.65	(5.04)	(2.74)	2.37
Total from investment operations	(1.32)	4.04	2.60	(5.03)	(2.80)	2.28
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(0.62)	(0.33)
Total distributions	—	—	—	—	(0.62)	(0.33)
Net asset value, end of period	$14.71	$16.03	$11.99	$9.39	$14.42	$17.84
Total Return(3)	(8.23)%	33.69%	27.69%	(34.88)%	(15.92)%	14.51%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,957	$7,229	$6,796	$6,967	$17,118	$135,680
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.25%	2.13%	2.09%	1.96%	1.64%	1.64%
After expense reimbursements and waived fees	2.25%	2.13%	2.09%	1.94%	1.58%	1.64%
Ratio of net investment income (loss) to average net assets	(0.71)%	(0.88)%	(0.41)%	0.11%	(0.36)%	(0.56)%
Portfolio turnover rate	24.82%	27.10%	50.53%	184.80%	221.17%	74.49%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

58	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$14.48	$10.92	$8.61	$13.32	$16.65	$14.96
Income from investment operations
Net investment income (loss)(2)	(0.10)	(0.22)	(0.12)	(0.06)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	(1.14)	3.78	2.43	(4.65)	(2.52)	2.22
Total from investment operations	(1.24)	3.56	2.31	(4.71)	(2.71)	2.02
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(0 .62)	(0 .33)
Total distributions	—	—	—	—	(0 .62)	(0 .33)
Net asset value, end of period	$13.24	$14.48	$10.92	$8.61	$13.32	$16.65
Total Return(3)	(8.56)%	32.60%	26.83%	(35.36)%	(16.53)%	13.67%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,988	$2,577	$2,427	$2,629	$5,801	$14,975
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.00%	2.88%	2.83%	2.71%	2.57%	2.39%
After expense reimbursements and waived fees	3.00%	2.88%	2.83%	2.69%	2.52%	2.39%
Ratio of net investment income (loss) to average net assets	(1.46)%	(1.63)%	(1.16)%	(0.62)%	(1.27)%	(1.31)%
Portfolio turnover rate	24.82%	27.10%	50.53%	184.80%	221.17%	74.49%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	59

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$16.66	$12.43	$9.70	$14.87	$18.33	$16.27
Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.10)	(0.02)	0.04	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.32)	4.33	2.75	(5.21)	(2.79)	2.44
Total from investment operations	(1.36)	4.23	2.73	(5.17)	(2.84)	2.39
Distributions to shareholders from:
Net realized capital gain	—	—	—	—	(0.62)	(0.33)
Total distributions	—	—	—	—	(0.62)	(0.33)
Net asset value, end of period	$15.30	$16.66	$12.43	$9.70	$14.87	$18.33
Total Return(3)	(8.16)%	34.03%	28.14%	(34.77)%	(15.70)%	14.85%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$328	$433	$245	$227	$511	$1,902
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.99%	1.87%	1.84%	1.70%	1.63%	1.39%
After expense reimbursements and waived fees	1.99%	1.87%	1.84%	1.68%	1.58%	1.39%
Ratio of net investment income (loss) to average net assets	(0.47)%	(0.62)%	(0.19)%	0.36%	(0.30)%	(0.31)%
Portfolio turnover rate	24.82%	27.10%	50.53%	184.80%	221.17%	74.49%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

60	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period September 30, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$10.28	$9 .77	$10 .09	$10.00
Income from investment operations
Net investment income (loss)(2)	(0.08)	(0.16)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	(1.06)	0.90	1.29	0.24
Total from investment operations	(1.14)	0.74	1.13	0.09
Distributions to shareholders from:
Net realized capital gain	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$8 .72	$10.28	$9.77	$10.09
Total Return(3)	(11.14)%	7.79%	11.75%	0.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$5,690	$9,082	$13,281	$3,728
Ratio of expenses to average net assets:	2.30%	2.02%	1.89%	2.64	%**
Ratio of net investment income (loss) to average net assets	(1.70)%	(1.70)%	(1.61)%	(2.15	)%**
Portfolio turnover rate	348.62%	879.32%	991.29%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

62	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	For the Period September 30, 2008 (commencement of operations) to June 30, 2009
Net asset value, beginning of period	$10.06	$9.64	$10.04	$10.00
Income from investment operations
Net investment income (loss)(2)	(0.11)	(0.23)	(0.24)	(0.19)
Net realized and unrealized gain (loss) on investments	(1.05)	0.88	1.29	0.23
Total from investment operations	(1.16)	0.65	1.05	0.04
Distributions to shareholders from:
Net realized capital gain	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$8.48	$10.06	$9.64	$10.04
Total Return(3)	(11.59)%	6.95%	10.94%	0.40	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,036	$5,896	$9,180	$5,081
Ratio of expenses to average net assets:	3.04%	2.78%	2.65%	3.33	%**
Ratio of net investment income (loss) to average net assets	(2.44)%	(2.45)%	(2.35)%	(2.80	)%**
Portfolio turnover rate	348.62%	879.32%	991.29%	714.79	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	63

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009
Net asset value, beginning of period	$10.37	$9.84	$10.13	$10.00
Income from investment operations
Net investment income (loss)(2)	(0.07)	(0.14)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.07)	0.90	1.30	0.25
Total from investment operations	(1.14)	0.76	1.16	0.13
Distributions to shareholders from:
Net realized capital gain	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$8.81	$10.37	$9.84	$10.13
Total Return(3)	(11.04)%	7.93%	12.01%	1.30	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,149	$5,087	$4,499	$721
Ratio of expenses to average net assets:	2.05%	1.81%	1.65%	2.30	%**
Ratio of net investment income (loss) to average net assets	(1.45)%	(1.47)%	(1.37)%	(1.76	)%**
Portfolio turnover rate	348.62%	879.32%	991.29%	714.79	%*
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year

*	Not Annualized

**	Annualized

The accompanying notes are an integral part of the financial statements.

64	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$16.53	$11.54	$9.90	$13.88	$20.71	$19.51
Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.05)	(0.07)	(0.01)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.53)	5.04	1.71	(3 .96)	(3 .51)	3.39
Total from investment operations	(1.58)	4.99	1.64	(3 .97)	(3 .58)	3.34
Distributions to shareholders from:
Net realized capital gain	—	—	—	(0 .01)	(3 .25)	(2 .14)
Total distributions	—	—	—	(0 .01)	(3 .25)	(2 .14)
Net asset value, end of period	$14.95	$16.53	$11.54	$9.90	$13.88	$20.71
Total Return(3)	(9.56)%	43.24%	16.57%	(28.61)%	(17.86)%	18.22%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$9,401	$14,168	$19,398	$20,210	$27,722	$46,385
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.08%	1.98%	1.89%	1.83%	1.78%	1.82%
After expense reimbursement and waived fees	2.08%	1.98%	1.83%	1.74%	1.70%	1.73%
Ratio of net investment income (loss) to average net assets	(0.70)%	(0.35)%	(0.60)%	(0.09)%	(0.44)%	(0.27)%
Portfolio turnover rate	86.26%	130.60%	112.61%	122.83%	129.58%	144.26%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

66	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$14.17	$9 .98	$8 .62	$12 .18	$18 .77	$17 .99
Income from investment operations
Net investment income (loss)(2)	(0 .09)	(0 .14)	(0 .14)	(0 .08)	(0 .18)	(0 .18)
Net realized and unrealized gain (loss) on investments	(1.31)	4 .33	1 .50	(3 .47)	(3 .16)	3 .10
Total from investment operations	(1.40)	4 .19	1 .36	(3 .55)	(3 .34)	2 .92
Distributions to shareholders from:
Net realized capital gain	—	—	—	(0 .01)	(3 .25)	(2 .14)
Total distributions	—	—	—	(0 .01)	(3 .25)	(2 .14)
Net asset value, end of period	$12.77	$14 .17	$9 .98	$8 .62	$12 .18	$18 .77
Total Return(3)	(9.88)%	41.98%	15.78%	(29.16)%	(18.49)%	17.38%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,927	$2,524	$2,085	$2,688	$4,711	$13,436
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.83%	2.73%	2.63%	2.58%	2.52%	2.57%
After expense reimbursement and waived fees	2.83%	2.73%	2.57%	2.49%	2.44%	2.48%
Ratio of net investment income (loss) to average net assets	(1.44)%	(1.15)%	(1.36)%	(0.86)%	(1.17)%	(1.02)%
Portfolio turnover rate	86.26%	130.60%	112.61%	122.83%	129.58%	144.26%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	67

Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$17.15	$11.96	$10.24	$14.32	$21.19	$19.88
Income from investment operations
Net investment income (loss)(2)	(0.03)	(0.01)	(0.04)	0.02	(0.03)	—
Net realized and unrealized gain (loss) on investments	(1.58)	5.20	1.77	(4.09)	(3.59)	3.45
Total from investment operations	(1.61)	5.19	1.73	(4.07)	(3.62)	3.45
Distributions to shareholders from:
Net investment income	—	—	(0.01)	—	—	—
Net realized capital gain	—	—	—	(0.01)	(3.25)	(2.14)
Total distributions	—	—	(0.01)	(0.01)	(3.25)	(2.14)
Net asset value, end of period	$15.54	$17.15	$11.96	$10.24	$14.32	$21.19
Total Return(3)	(9.39)%	43.39%	16.90%	(28.43)%	(17.62)%	18.44%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$27,098	$23,073	$61,004	$60,675	$23,528	$30,520
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.83%	1.73%	1.64%	1.59%	1.54%	1.57%
After expense reimbursements and waived fees	1.83%	1.73%	1.58%	1.50%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets	(0.41)%	(0.07)	(0.35)%	0.19%	(0.20)%	(0.02)%
Portfolio turnover rate	86.26%	130.60%	112.61%	122.83%	129.58%	144.26%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

The accompanying notes are an integral part of the financial statements.

68	2011 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class A
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$16.53	$13.33	$12.33	$28.45	$25.69	$24.12
Income from investment operations
Net investment income (loss)(2)	(0.10)	(0.14)	(0.10)	(0.07)	(0.09)	0.06
Net realized and unrealized gain (loss) on investments	(1.31)	3.34	1.10	(14 .08)	5.50	4.07
Total from investment operations	(1.41)	3.20	1.00	(14 .15)	5.41	4.13
Distributions to shareholders from:
Net investment income	—	—	—	—	—	(0 .09)
Net realized capital gain	—	—	—	(1 .97)	(2 .65)	(2 .47)
Total distributions	—	—	—	(1 .97)	(2 .65)	(2 .56)
Net asset value, end of period	$15.12	$16.53	$13.33	$12.33	$28.45	$25.69
Total Return(3)	(8.53)%	24.01%	8.11%	(49.61)%	22.22%	18.68%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$130,226	$186,877	$306,523	$436,015	$1,244,922	$629,531
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.36%	2.21%	1.99%	1.89%	1.80%	1.90%
After expense reimbursement and waived fees	2.36%	1.99%	1.99%	1.89%	1.80%	1.90%
Ratio of net investment income (loss) to average net assets	—	—	(0.69)%	(0.45)%	(0.34)%	0.23%
Before expense reimbursements and waived fees(4)	(1.27)%	(1.14)%	—	—	—	—
After expense reimbursement and waived fees(4)	(1.27)%	(0.92)%	—	—	—	—
Portfolio turnover rate	56.25%	136.18%	276.31%	468.72%	168.61%	319.28%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

70	2011 SEMI-ANNUAL REPORT

	Class C
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$14.94	$12.14	$11.31	$26.61	$24.36	$23.07
Income from investment operations
Net investment income (loss)(2)	(0.14)	(0.23)	(0.19)	(0.17)	(0.27)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.19)	3.03	1.02	(13 .16)	5.17	3.88
Total from investment operations	(1.33)	2.80	0.83	(13 .33)	4.90	3.76
Distributions to shareholders from:
Net realized capital gain	—	—	—	(1 .97)	(2 .65)	(2 .47)
Total distributions	—	—	—	(1 .97)	(2 .65)	(2 .47)
Net asset value, end of period	$13.61	$14.94	$12.14	$11.31	$26.61	$24.36
Total Return(3)	(8.90)%	23.06%	7.34%	(49.99)%	21.29%	17.80%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$30,629	$42,729	$63,002	$92,152	$213,194	$108,241
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.11%	2.96%	2.74%	2.64%	2.55%	2.65%
After expense reimbursement and waived fees	3.11%	2.74%	2.74%	2.64%	2.55%	2.65%
Ratio of net investment income (loss) to average net assets	—	—	(1.44)%	(1.21)%	(1.09)%	(0.52)%
Before expense reimbursements and waived fees(4)	(2.02)%	(1.90)%	—	—	—	—
After expense reimbursement and waived fees(4)	(2.02)%	(1.68)%	—	—	—	—
Portfolio turnover rate	56.25%	136.18%	276.31%	468.72%	168.61%	319.28%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

2011 SEMI-ANNUAL REPORT	71

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six- Month Period from July 1, 2011 to December 31, 2011(1)	Year Ended June 30, 2011	Year Ended June 30, 2010	Year Ended June 30, 2009	Year Ended June 30, 2008	Year Ended June 30, 2007
Net asset value, beginning of period	$17.03	$13.71	$12.65	$29.03	$26.09	$24.47
Income from investment operations
Net investment income (loss)(2)	(0.08)	(0.11)	(0.07)	(0.04)	(0.03)	0.12
Net realized and unrealized gain (loss) on investments	(1.35)	3.43	1.13	(14 .37)	5.62	4.13
Total from investment operations	(1.43)	3.32	1.06	(14 .41)	5.59	4.25
Distributions to shareholders from:
Net investment income	—	—	—	—	—	(0 .16)
Net realized capital gain	—	—	—	(1 .97)	(2 .65)	(2 .47)
Total distributions	—	—	—	(1 .97)	(2 .65)	(2 .63)
Net asset value, end of period	$15.60	$17.03	$13.71	$12.65	$29.03	$26.09
Total Return(3)	(8.40)%	24.22%	8.38%	(49.51)%	22.58%	18.95%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$33,299	$41,519	$20,355	$46,136	$126,637	$15,105
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.11%	1.97%	1.75%	1.64%	1.54%	1.65%
After expense reimbursement and waived fees	2.11%	1.74%	1.75%	1.64%	1.54%	1.65%
Ratio of net investment income (loss) to average net assets	—	—	(0.46)%	(0.23)%	(0.09)%	0.48%
Before expense reimbursements and waived fees(4)	(1.01)%	(0.89)%	—	—	—	—
After expense reimbursement and waived fees(4)	(1.01)%	(0.66)%	—	—	—	—
Portfolio turnover rate	56.25%	136.18%	276.31%	468.72%	168.61%	319.28%
(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

72	2011 SEMI-ANNUAL REPORT

Notes to the Financial Statements

Note 1 — Organization

The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has eight series: Quaker Akros Absolute Return Fund (formerly, Quaker Akros Absolute Strategies Fund) (“Akros Absolute Return”), Quaker Capital Opportunities Fund (“Capital Opportunities”), Quaker Event Arbitrage Fund (“Event Arbitrage”) Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Small-Cap Value Fund (“Small-Cap Value”), and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, the “Funds”). All Funds are diversified with the exception of Akros Absolute Return, Capital Opportunities and Event Arbitrage. The investment objectives of each Fund are set forth below.

Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Capital Opportunities commenced operations on January 31, 2002. Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on September 30, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event-Driven Fund (“Event-Driven Fund”). The predecessor Event-Driven Fund commenced operations on September 19, 2002. The Akros Absolute Return commenced operations on October 4, 2010 in conjunction with the reorganization of the Akros Absolute Return Fund (“Absolute Return Fund”). The predecessor Absolute Return Fund commenced operations on September 30, 2005. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

Effective March 25, 2011, the Board approved changing the name of the Quaker Akros Absolute Strategies Fund to the Quaker Akros Absolute Return Fund. There have been no changes to the investment objective or strategies of the Fund.

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class shares). Class A Shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class Shares bear no front-end sales charge or contingent deferred sales charge (“CDSC”), but have higher minimum investment thresholds.

Quaker Funds, Inc. the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class Shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Security Valuation.    The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

2011 SEMI-ANNUAL REPORT	73

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Short-term investments are valued at amortized cost, which approximates fair market value.

B.    Federal Income Taxes.    It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of June 30, 2011 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.    Security Transactions and Investment Income.    Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

The Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short; the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

D.    Options Contracts Written.    Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is mark-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

E.    Purchased Options.    Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call

74	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

F.    Futures Contracts.    Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

G.    Foreign Currency Transactions.    Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

H.    Forward Foreign Currency Contracts.    Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is mark-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

I.    Portfolio Investment Risks.    Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial

2011 SEMI-ANNUAL REPORT	75

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

restrictions on investments in their capital markets by foreign entities, including restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Akros Absolute Return, Capital Opportunities and Event Arbitrage are not “diversified” Funds, which means that the Funds may allocate their investments to a relatively small number of issuers or to a single industry, making the Funds more susceptible to adverse developments of a single user or industry. As a result, investing in the Funds is potentially more risky than investing in a diversified fund that is otherwise similar to the Funds.

J.    Multiple Class Allocations.    Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.    Expense Allocations.    Fund expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.

L.    Distributions to Shareholders.    Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Trust’s Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its period ending December 31.

M.    Use of Estimates.    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

N.    Security Loans.    The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

O.    Derivative Instruments.    Effective June 30, 2009, the Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect a entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Funds’ financial statements.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2011 was as follows:

Akros Absolute Return

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$1,500

Event Arbitrage

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	$—	$1,394,630
Purchased Options	281,785	—
Forward Currency Contracts	351,812	348,089
(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Call options written, at value.

The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six-month period ended December 31, 2011 was as follows:

(1)	Statement of Assets and Liabilities location: Investments, at value and Receivable for open forward contracts.

(2)	Statement of Assets and Liabilities location: Call Options Written, at value and Payable for open forward currency contracts.

Akros Absolute Return

	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$84,280	$(2,455)
Purchased Options	1,850	—

76	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Event Arbitrage

	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$1,796,442	$(258,436)
Purchased Options	(364,680)	77,870
Forward Currency Contracts	93,533	3,723

Global Tactical Allocation

	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$5,914	$1,133

Strategic Growth

	Fair Value
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written Options	$84,301	$7,711
(1)	Statement of Operations location: Net realized gain (loss) from written options, net realized gain (loss) from investments and net realized gain (loss) from forward currency contracts.

(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options, net unrealized appreciation (depreciation) on investments and net unrealized appreciation (depreciation) on forward currency contracts.

The average notional amounts of written options, purchased options and forward currency contracts outstanding during the six-month period ended December 31, 2011 were approximately as follows:

Fund	Written Options	Purchased Options	Futures	Forward Currency Contracts
Akros Absolute Return	$8,216	$1,789	$755,684	$—
Event Arbitrage	1,195,163	799,060	—	953,543
Global Tactical Allocation	703	—	—	—
Strategic Growth	11,265	—	—	—

P.    Fair Value of Financial Instruments.    Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level I — Quoted prices in active markets for identical securities.

Level II — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level III — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Equity and option securities for which market quotations are readily available, are valued at the last reported sale price and are categorized as Level 1. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair market value and are categorized as Level 1.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its NAV because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation

In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

2011 SEMI-ANNUAL REPORT	77

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the Fund’s assets and liabilities:

Category	Akros Absolute Return	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Common Stocks

Basic Materials		$96,600	$0	$0	$96,600

Communications		333,226	0	0	333,226

Consumer, Cyclical		68,480	0	8	68,488

Diversified		410,140	0	0	410,140

Energy		175,057	0	0	175,057

Financial		680,896	0	0	680,896

Healthcare		396,090	0	0	396,090

Industrial		176,040	0	0	176,040

Technology		601,125	0	8,113	609,238

Corporate Bonds

Energy		0	182,370	0	182,370

Financial		0	832,044	0	832,044

Exchange-Traded Fund

Funds		62,340	0	0	62,340

Warrants

		14,850	0	0	14,850

Technology		0	0	0	0

Private Placements

Technology		0	0	18,770	18,770

Preferred Stock

Healthcare		0	0	105,000	105,000

Short-Term Investment		641,754	0	0	641,754

		3,656,598	1,014,414	131,891	4,802,903

Call Options - Written		(1,500)	0	0	(1,500)

Securities Sold Short		(895,943)	0	0	(895,943)

Derivatives		(4,075)	0	0	(4,075)

Total		$2,755,080	$1,014,414	$131,891	$3,901,385

78	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Capital Opportunities	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Domestic Common Stocks

United States

Basic Materials		$98,075	$0	$0	$98,075

Communications		331,379	0	0	331,379

Consumer, Cyclical		558,014	0	0	558,014

Consumer, Non-cyclical		209,232	0	0	209,232

Energy		539,540	0	0	539,540

Financial		563,522	0	0	563,522

Healthcare		432,828	0	0	432,828

Industrial		675,610	0	0	675,610

Technology		329,349	0	0	329,349

Utilities		147,904	0	0	147,904

Foreign Common Stocks

Belgium

Consumer, Non-cyclical		16,772	0	0	16,772

Brazil

Energy		18,637	0	0	18,637

Canada

Basic Materials		52,037	0	0	52,037

Communications		19,793	0	0	19,793

France

Communications		2,925	0	0	2,925

Germany

Consumer, Cyclical		12,061	0	0	12,061

Industrial		26,293	0	0	26,293

Technology		35,741	0	0	35,741

Ireland

Financial		6,425	0	0	6,425

Japan

Communications		8,232	0	0	8,232

Consumer, Cyclical		44,357	0	0	44,357

Industrial		49,241	0	0	49,241

Luxembourg

Basic Materials		12,984	0	0	12,984

Industrial		19,519	0	0	19,519

2011 SEMI-ANNUAL REPORT	79

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Capital Opportunities (continued)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Netherlands

Basic Materials		13,283	0	0	13,283

Consumer, Non-cyclical		42,962	0	0	42,962

Financial		5,557	0	0	5,557

Industrial		24,570	0	0	24,570

Switzerland

Financial		43,905	0	0	43,905

Technology		17,345	0	0	17,345

United Kingdom

Communications		38,847	0	0	38,847

Consumer, Cyclical		21,588	0	0	21,588

Consumer, Non-cyclical		48,081	0	0	48,081

Energy		14,959	0	0	14,959

Healthcare		33,082	0	0	33,082

Real Estate Investment Trust

United States

Financial		21,518	0	0	21,518
Total		$4,536,167	$0	$0	$4,536,167

Category	Event Arbitrage	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Asset Backed Securities

United States

Asset Backed Securities		$0	$4,086,223	$0	$4,086,223

Domestic Common Stocks

United States

Basic Materials		1,053,980	0	0	1,053,980

Communications		5,800,822	9,780	0	5,810,602

Consumer, Cyclical		3,640,119	0	409	3,640,528

Consumer, Non-cyclical		1,710,304	0	0	1,710,304

Diversified		0	0	0	0

Energy		1,179,904	0	0	1,179,904

Financial		3,590,539	14,585	0	3,605,124

Healthcare		1,769,110	659,703	0	2,428,813

Industrial		1,053,052	18,296	0	1,071,348

Informaton Technology		494,740	0	0	494,740

Technology		4,743,992	976,000	0	5,719,992

Utilities		699,498	0	0	699,498

80	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Event Arbitrage (continued)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Corporate Bonds

Canada

Basic Materials		0	35,625	0	35,625

United States

Basic Materials		0	21,000	0	21,000

Consumer, Cyclical		0	477,500	0	477,500

Financial		0	277,350	0	277,350

Industrial		0	97,875	0	97,875

Foreign Common Stocks

Australia

Basic Materials		520,401	0	0	520,401

Communications		488,898	0	0	488,898

Belgium

Healthcare		350,622	0	0	350,622

Canada

Basic Materials		793,104	0	0	793,104

Germany

Diversified		6,563	0	0	6,563

Italy

Consumer, Cyclical		39,699	0	0	39,699

South Africa

Basic Materials		657,037	0	0	657,037

Spain

Communications		307,350	0	0	307,350

Switzerland

Industrial		488,070	0	0	488,070

United Kingdom

Industrial		16,867	0	0	16,867

Technology		191,816	0	0	191,816

Preferred Stocks

United States

Energy		32	0	0	32

Financial		1,700,703	0	0	1,700,703

Rights-

France

Healthcare		45,000	0	0	45,000

2011 SEMI-ANNUAL REPORT	81

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Event Arbitrage (continued)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
United States

Energy		0	0	0	0

Healthcare		0	0	3,900	3,900

Utilities		0	0	0	0

Written Options

United States

		255,920	0	0	255,920

Communications		14,250	0	0	14,250

Consumer, Cyclical		10,965	0	0	10,965

Options Purchased-Puts		650	0	0	650

Warrant

Canada

Basic Materials		0	0	0	0

Short-Term Investment		4,028,441	0	0	4,028,441
		35,652,448	6,673,937	4,309	42,330,694

Call Options - Written		(1,394,630)	0	0	(1,394,630)

Securities Sold Short		(1,341,497)	0	0	(1,341,497)
Total		$32,916,321	$6,673,937	$4,309	$39,594,567

Category	Global Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Foreign Common Stocks

Belgium

Consumer, Non-cyclical		$482,431	$0	$0	$482,431

Bermuda

Financial		279,225	0	0	279,225

Canada

Basic Materials		557,007	0	0	557,007

Energy		587,640	0	0	587,640

Denmark

Healthcare		378,053	0	0	378,053

France

Healthcare		412,902	0	0	412,902

Germany

Consumer, Cyclical		273,924	0	0	273,924

82	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Global Tactical Allocation (continued)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011

Ireland

Industrial		356,760	0	0	356,760

Technology		267,747	0	0	267,747

Israel

Technology		139,231	0	0	139,231

Netherlands

Consumer, Non-cyclical		206,220	0	0	206,220

Switzerland

Financial		443,158	0	0	443,158

Healthcare		417,341	0	0	417,341

United Kingdom

Consumer, Non-cyclical		207,185	0	0	207,185

Energy		280,582	0	0	280,582

Healthcare		421,313	0	0	421,313

Domestic Common Stocks

United States

Basic Materials		765,697	0	0	765,697

Communications		419,835	0	0	419,835

Consumer, Cyclical		1,578,510	0	0	1,578,510

Consumer, Non-cyclical		1,079,289	0	0	1,079,289

Energy		1,244,520	0	0	1,244,520

Financial		275,094	0	0	275,094

Healthcare		822,700	0	0	822,700

Industrial		541,001	0	0	541,001

Technology		546,750	0	0	546,750

Short-Term Investments		357,634	0	0	357,634
		13,341,749	0	0	13,341,749

Securities Sold Short		(556,181)	0	0	(556,181)
Total		$12,785,568	$0	$0	$12,785,568

2011 SEMI-ANNUAL REPORT	83

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Mid-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Common Stocks

Basic Materials		$614,429	$0	$0	$614,429

Consumer, Cyclical		985,634	0	0	985,634

Consumer, Non-cyclical		330,110	0	0	330,110

Energy		892,404	0	0	892,404

Financial		1,673,164	0	0	1,673,164

Healthcare		688,012	0	0	688,012

Industrial		1,232,744	0	0	1,232,744

Technology		283,181	0	0	283,181

Utilities		987,744	0	0	987,744

Real Estate Investment Trusts

Financial		82,406	0	0	82,406

Real Estate Investment Trusts		310,891	0	0	310,891

Short-Term Investments		190,317	0	0	190,317
Total		$8,271,036	$0	$0	$8,271,036

Category	Small-Cap Growth Tactical Allocation	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Domestic Common Stocks

United States

Basic Materials		$125,080	$0	$0	$125,080

Communications		302,580	0	0	302,580

Consumer, Cyclical		1,279,348	0	0	1,279,348

Consumer, Non-cyclical		174,200	0	0	174,200

Energy		562,487	0	0	562,487

Financial		543,072	0	0	543,072

Healthcare		1,854,052	0	0	1,854,052

Industrial		1,664,044	0	0	1,664,044

Technology		2,377,612	0	0	2,377,612

Exchange-Traded Funds

United States

Exchange-Traded Funds		1,098,912	0	0	1,098,912

Foreign Common Stocks

Japan

Communications		106,200	0	0	106,200

84	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Small-Cap Growth Tactical Allocation (continued)	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011

Luxembourg

Financial		396,422	0	0	396,422

Switzerland

Financial		339,822	0	0	339,822

Real Estate Investment Trust

United States

Financial		330,738	0	0	330,738

Short-Term Investments		1,337,536	0	0	1,337,536
Total		$12,492,105	$0	$0	$12,492,105

Category	Small-Cap Value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Common Stocks

Basic Materials		$2,251,758	$0	$0	$2,251,758

Communications		3,020,444	0	0	3,020,444

Consumer, Cyclical		5,711,990	0	0	5,711,990

Consumer, Non-cyclical		3,556,124	0	0	3,556,124

Energy		2,591,022	0	0	2,591,022

Financial		5,525,075	0	0	5,525,075

Healthcare		4,761,613	0	0	4,761,613

Industrial		4,203,790	0	0	4,203,790

Technology		3,377,030	0	0	3,377,030

Utilities		1,599,425	0	0	1,599,425

Real Estate Investment Trusts

Financial		1,392,124	0	0	1,392,124

Short-Term Investments		2,865,949	0	0	2,865,949
Total		$40,856,344	$0	$0	$40,856,344

2011 SEMI-ANNUAL REPORT	85

Notes to the Financial Statements

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Category	Strategic Growth	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Foreign Common Stocks

Belgium

Consumer, Non-cyclical		$6,847,957	$0	$0	$6,847,957

Bermuda

Financial		3,481,005	0	0	3,481,005

Canada

Basic Materials		4,815,107	0	0	4,815,107

Energy		7,440,452	0	0	7,440,452

Germany

Consumer, Cyclical		3,195,454	0	0	3,195,454

Ireland

Technology		3,926,777	0	0	3,926,777

Israel

Technology		2,521,920	0	0	2,521,920

Netherlands

Consumer, Non-cyclical		3,715,397	0	0	3,715,397

Switzerland

Financial		6,018,400	0	0	6,018,400

United Kingdom

Consumer, Non-cyclical		1,744,029	0	0	1,744,029

Energy		4,734,697	0	0	4,734,697

Domestic Common Stocks

United States

Basic Materials		16,067,785	0	0	16,067,785

Communications		13,335,443	0	0	13,335,443

Consumer, Cyclical		30,229,208	0	0	30,229,208

Consumer, Non-cyclical		19,834,527	0	0	19,834,527

Energy		16,793,350	0	0	16,793,350

Financial		3,917,718	0	0	3,917,718

Healthcare		13,678,767	0	0	13,678,767

Industrial		9,360,562	0	0	9,360,562

Technology		12,540,492	0	0	12,540,492

Short-Term Investments		3,697,753	0	0	3,697,753
Total		$187,896,800	$0	$0	$187,896,800

86	2011 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2011 for all of the Funds.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2011, through December 31, 2011.

Category	Akros Absolute Return	Balance as of 6/30/2011	Purchases	Sales	Realized Gain (Loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2011
Common Stock

Consumer, Cyclical		$170	$—	$—	$—	$(162)	$—	$—	$—	$8

Financial		13,219	—	—	—	(629)	—	—	(12,590)	—

Technology		—	0	—	—	8,113	—	—	—	8,113

Preferred Stock

Healthcare		105,000	—	—	—	—	—	—	—	105,000

Private Placement
		43,241	—	(54,673)	291	11,141	—	—	—	—

Technology		15,074	0	—	—	3,696	—	—	—	18,770
Warrant
		10	—	—	—	(10)	—	—	—	—

Technology		16	—	—	—	(16)	—	—	—	—
		$176,730	$0	$(54,673)	$291	$22,133	$—	$—	$(12,590)	$131,891

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2011, through December 31, 2011.

Category	Event Arbitrage	Balance as of 6/30/2011	Purchases	Sales	Realized gain (loss)	Net unrealized appreciation (depreciation)	Amortized discounts/ premiums	Transfers in to Level 3	Transfers out of Level 3	Balance as of 12/31/2011

Domestic Common Stock

United States

Consumer, Cyclical		$410	$—	$—	$—	$(1)	$—	$—	$—	$409

Energy		25,338	—	(50,590)	50,590	(25,338)	—	—	—	—

Financial		5,780	—	—	—	(5,780)	—	—	—	—

Healthcare		802,162	—	(179,536)	26,541	10,536	—	—	(659,703)	—

Industrial		21,676	—	—	—	(3,379)	—	—	(18,297)	—

Technology		978,503	—	—	—	1,397	—	—	(979,900)	—

Foreign Common Stock

Germany

Industrial		571,512	—	(571,238)	(21,913)	21,639	—	—	—	—

Rights United States

Healthcare		3,900	—	—	—	—	—	—	—	3,900

		$2,409,281	$—	$(801,364)	$55,218	$(926)	$—	$—	$(1,657,900)	$4,309

2011 SEMI-ANNUAL REPORT	87

Notes to the Financial Statements

Note 3 — Investment Advisory Fee and Other Related Party Transactions

Quaker Funds, Inc. (“QFI”) serves as investment adviser to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Akros Absolute Return	Akros Capital, LLC
Capital Opportunities	ICC Capital Management, Inc.
Global Tactical Allocation	DG Capital Management, Inc.
Mid-Cap Value	Kennedy Capital Management
Small-Cap Growth Tactical Allocation	Century Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, L.P.
Strategic Growth	DG Capital Management, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ended December 31, 2011. Amounts are expressed as an annualized percentage of average net assets.

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub-adviser	Advisory & subadvisory fees waived & reimbursed
Akros Absolute Return	1.25%	0.75%	0.78%
Capital Opportunities	0.925%	0.625%	N/A
Event Arbitrage	1.30%	N/A	0.33%
Global Tactical Allocation	1.25%	0.75%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Growth Tactical Allocation	1.00%	0.50%	N/A
Small-Cap Value	1.00%	0.70%	N/A
Strategic Growth	1.30%	0.75%	N/A

For the six-month period ended December 31, 2011, QFI and the sub-advisers earned and reimbursed fees as follows:

Fund	Aggregate advisory fee paid to QFI	Subadvisory fee paid by QFI to the sub-adviser	Advisory & subadvisory fees waived & reimbursed
Akros Absolute Return	55,166	33,100	34,294
Capital Opportunities	24,506	16,558	N/A
Event Arbitrage	311,226	N/A	79,253
Global Tactical Allocation	104,455	62,673	N/A
Mid-Cap Value	45,817	32,727	N/A
Small-Cap Growth Tactical Allocation	74,651	37,325	N/A
Small-Cap Value	197,484	138,239	N/A
Strategic Growth	1,461,384	843,105	N/A

Akros Capital LLC, the sub-adviser to the Akros Absolute Return Fund, has waived a portion of its subadvisory fee to the extent that the total operating expenses of the Akros Absolute Return Fund (exclusive of 12b-1 fees) exceeded the annual rate of 1.99% for Class A shares, 2.74% for Class C Shares and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of the Akros Absolute Return Fund were less than the annualized expense ratio, the Trust, on behalf of the Akros Absolute Return Fund, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Akros Absolute Return Fund, and (b) can be repaid without causing the expenses of the Akros Absolute Return Fund to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2011 until October 28, 2012. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to the Akros Absolute Return Fund, in the event of its merger or liquidation.

QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of the Event Arbitrage Fund (exclusive of 12b-1 fees) exceeded the annual rate of 1.99% for Class A shares, 2.74% for Class C Shares and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of the Event Arbitrage Fund were less than the Annualized Expense Ratio, the Trust, on behalf of the Event Arbitrage Fund, would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be

88	2011 SEMI-ANNUAL REPORT

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Event Arbitrage Fund, and (b) can be repaid without causing the expenses of the Event Arbitrage Fund to exceed the Annualized Expense Ratio. This fee waiver agreement shall continue in effect from October 28, 2011 until October 28, 2012. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to the Event Arbitrage Fund, in the event of its merger or liquidation.

Additionally, QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Class C, and 2.35% for Institutional Class of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

US Bancorp Fund Services, LLC (“USB”), serves as the Trusts’ transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate ranging between $8 and $11 dollars per shareholder account.

Brown Brothers Harriman & Co. serves as fund accountant and administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.

The Trust will incur an annual account minimum if, on an annual basis, the asset charges do not exceed the account minimum charges.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C Shares described below. There is no Rule 12b-1 distribution plan for Institutional Class Shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ending December 31, 2011, the Distributor received $10,086 in underwriter concessions from the sale of Funds shares.

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2011, the Trust compensated the CCO $90,564.

Note 4 — Purchases and Sales of Investments

For the six-month period ended December 31, 2011, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales
Akros Absolute Return	$2,749,584	$6,074,959
Capital Opportunities	9,024,347	10,887,909
Event Arbitrage	45,228,250	25,522,803
Global Tactical Allocation	65,846,522	69,836,475
Mid-Cap Value	2,157,010	3,350,372
Small-Cap Growth Tactical Allocation	54,317,584	45,475,850
Small-Cap Value	33,675,686	38,842,144
Strategic Growth	118,342,928	173,966,309

2011 SEMI-ANNUAL REPORT	89

Notes to the Financial Statements

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ended December 31, 2011 is as follows:

	Akros Absolute Return
	Number of Contracts	Option Premiums
Options outstanding at beginning of period	311	$13,046

Options written	1,719	82,113

Options closed	(261)	(21,116)

Options exercised	(157)	(13,184)

Options expired	1,532)	(57,223)
Options outstanding at end of period	80	$3,636

	Event Arbitrage
	Number of Contracts	Option Premiums

Options outstanding at beginning of period	3,556	$412,815

Options written	13,612	3,424,957

Options closed	(1,902)	(740,879)

Options exercised	(4,948)	(1,543,797)

Options expired	(3,689)	(350,186)
Options outstanding at end of period	6,629	$1,202,909

	Global Tactical Allocation
	Number of Contracts	Option Premiums

Options outstanding at beginning of period	3	$306

Options written	55	9,038

Options closed	(58)	(9,344)

Options exercised	—	—

Options expired	—	—
Options outstanding at end of period	—	$—

	Strategic Growth
	Number of Contracts	Option Premiums

Options outstanding at beginning of period	38	$3,878

Options written	763	125,542

Options closed	(801)	(129,420)

Options exercised	—	—

Options expired	—	—
Options outstanding at end of period	—	$—

90	2011 SEMI-ANNUAL REPORT

Note 6 — Options Purchased

A summary of option contracts purchased by the Trust during the six-month period ended December 31, 2011 is as follows:

	Event Arbitrage
	Number of Contracts	Option Premiums

Options outstanding at beginning of period	2,620	$550,801

Options purchased	7,206	2,495,764

Options closed	(5,627)	(2,197,181)

Options exercised	—	—

Options expired	(1,991)	(512,933)
Options outstanding at end of period	2,208	$336,451

Note 7 — Tax Matters

As of June 30, 2011 the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income		Undistributed Capital Loss	Capital Loss Carryforward	Post-October Capital Loss	Total Distributable Earnings
Akros Absolute Return	$(550,952)	$		$—	$—	$(65,874)	$(616,826)
Capital Opportunities	57,376		—	333,133	—	—	390,509
Event Arbitrage	(1,942,261)		1,103,903	—	—	(236,408)	(1,074,766)
Global Tactical Allocation	655,980		—	—	(12,995,586)	—	(12,339,606)
Mid-Cap Value	2,556,065		—	—	(10,249,453)	—	(7,693,388)
Small-Cap Growth Tactical Allocation	391,714		548,573	—	—	—	940,287
Small-Cap Value	5,552,367		—	—	(10,783,771)	—	(5,231,404)
Strategic Growth	33,954,102		—	—	(461,489,410)	—	(427,535,308)

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2011, the capital loss carryovers for the Funds were as follows:

	Capital Loss Carryovers Expiring	Capital Loss Carryovers Expiring	Capital Loss Carryovers Expiring	Post-October Capital Loss
Fund	2018	2017	2016	Deferred	Utilized
Akros Absolute Return	$—	$—	$—	$65,874	$—
Capital Opportunites	—	—	—	—	(48,278)
Event Arbitrage	—	—	—	236,408	—
Global Tactical Allocation	2,718,683	10,276,903	—	—	(810,775)
Mid-Cap Value	1,170,572	8,882,628	196,253	—	—
Small-Cap Growth Tactical Allocation	—	—	—	—	—
Small-Cap Value	10,783,771	—	—	—	—
Strategic Growth	164,714,297	296,775,113	—	—	(6,607,247)

2011 SEMI-ANNUAL REPORT	91

Notes to the Financial Statements

Note 7 — Tax Matters (Continued)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

Note 8 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid during the fiscal years of 2011 and 2010 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2011	2010	2011	2010	2011	2010
Akros Absolute Return	$289,620	$263,824	$—	$1,895	$51,880	$—
Capital Opportunities	—	—	—	—	—	—
Event Arbitrage	116,827	—	64,146	—	—	—
Global Tactical Allocation	—	—	—	—	—	—
Mid-Cap Value	—	—	—	—	—	—
Small-Cap Growth Tactical Allocation	644,319	1,429,906	—	—	—	—
Small-Cap Value	—	58,560	—	—	—	—
Strategic Growth	—	—	—	—	—	—

For the six-month period ended December 31, 2011 (Unaudited)*:

Fund	Ordinary Income		Long Term Capital Gain
Akros Absolute Return	$		$
Capital Opportunities		—		333,136
Event Arbitrage		1,103,905		—
Global Tactical Allocation		—		—
Mid-Cap Value		—		—
Small-Cap Growth Tactical Allocation		548,581		—
Small-Cap Value		—		—
Strategic Growth		—		—
*	Tax information for the period ended December 31, 2011, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

92	2011 SEMI-ANNUAL REPORT

Note 9 — Fund Share Transactions

At December 31, 2011, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

Akros Absolute Return

	For the Six-Month Period Ended December 31, 2011					For the Nine-Month Period September 1, 2010 through June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	64,156	(517,582)		—	656,555	689,900	(699,040)	29,261		1,109,981
Value	$549,537	$(4,529,461)		$—		$6,281,813	$(6,386,662)	$261,597
Class C
Shares	38,365	(11,497)		—	60,551	33,614	(12)	81		33,683
Value	$321,972	$(96,829)		$—		$297,968 $	$(115)	$724
Class I
Shares	636	(74,240)		—	199,352	273,787	(6,668)	5,837		272,956
Value	$5,620	$(635,736)		$—		$2,500,479	$(59,881)	$52,183

Capital Opportunities

	For the Six-Month Period Ended December 31, 2011					For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	3,423	(146,058)	25,234		357,439	28,875	(590,894)		—	474,840
Value	$11,040,865	$(1,140,244)	$181,429			$242,527	$(4,995,758)		$—
Class C
Shares	641	(110,241)	12,710		177,642	11,159	(224,137)		—	274,532
Value	$4,446	$(831,783)	$84,394			$84,740	$(1,782,230)		$—
Class I
Shares	42,841	(34,970)	7,010		104,490	849,358	(1,730,529)		—	89,609
Value	$362,937	$(296,210)	$50,546			$7,342,388	$(15,007,213)		$—

Event Arbitrage

	For the Six-Month Period Ended December 31, 2011				For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	927,933	(459,589)	56,537	2,557,221	2,575,353	(893,723)	9,090	2,032,340
Value	$11,040,865	$(5,450,128)	$653,570		$32,680,895	$(11,332,113)	$114,175
Class C
Shares	202,269	(51,400)	10,793	512,552	372,244	(40,491)	725	350,890
Value	$2,409,039	$(604,731)	$123,792		$4,719,300	$(513,878)	$9,104
Class I
Shares	205,920	(761,709)	20,573	1,057,104	1,669,821	(139,739)	3,003	1,592,320
Value	$2,406,202	$(8,871,715)	$238,645		$21,254,814	$(1,781,161)	$37,719

2011 SEMI-ANNUAL REPORT	93

Notes to the Financial Statements

Note 9 — Fund Share Transactions (Continued)

Global Tactical Allocation

	For the Six-Month Period Ended December 31, 2011					For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	78,833	(421,152)		—	1,215,695	209,770	(830,100)		—	1,558,014
Value	$542,604	$(2,907,794)		$—		$1,571,128	$(5,744,813)		$—
Class C
Shares	45,011	(365,597)		—	617,484	66,805	(763,464)		—	938,070
Value	$305,343	$(2,473,651)		$—		$467,312	$(5,226,851)		$—
Class I
Shares	59,881	(4,634)		—	170,714	9,736	(24,851)		—	115,467
Value	$500,000	$(36,211)		$—		$83,272	$(200,522)		$—

Mid-Cap Value

	For the Six-Month Period Ended December 31, 2011					For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	11,463	(57,317)		—	405,030	38,471	(154,161)		—	450,884
Value	$162,580	$(823,620)		$—		$590,197	$(2,250,912)		$—
Class C
Shares	6,254	(33,975)		—	150,182	16,395	(60,807)		—	177,903
Value	$86,316	$(417,940)		$—		$220,315	$(808,831)		$—
Class I
Shares	—	(4,563)		—	21,433	11,979	(5,707)		—	25,996
Value	$—	$(68,756)		$—		$178,097	$(81,990)		$—

Small-Cap Growth Tactical Allocation

	For the Six-Month Period Ended December 31, 2011				For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	9,791	(269,408)	28,363	652,451	573,751	(1,080,333)	30,681	883,705
Value	$101,806	$(2,564,228)	$247,896		$5,589,956	$(10,418,007)	$294,848
Class C
Shares	18,199	(260,020)	13,446	357,746	198,320	(583,564)	18,932	586,121
Value	$170,832	$(2,336,849)	$114,426		$1,860,624	$(5,660,707)	$178,714
Class I
Shares	13,948	(156,031)	9,224	357,517	365,903	(338,092)	5,245	490,376
Value	$131,208	$(1,427,199)	$81,451		$3,574,721	$(3,306,375)	$50,822

94	2011 SEMI-ANNUAL REPORT

Note 9 — Fund Share Transactions (Continued)

Small-Cap Value

	For the Six-Month Period Ended December 31, 2011					For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	25,910	(254,191)		—	629,028	226,282	(1,049,170)		—	857,309
Value	$377,788	$(3,543,759)		$—		$3,074,213	$(14,912,990)		$—
Class C
Shares	234	(27,424)		—	150,913	7,368	(38,302)		—	178,103
Value	$2,903	$(330,295)		$—		$91,224	$(469,366)		$—
Institutional Class
Shares	503,529	(104,273)		—	1,744,269	115,713	(3,871,069)		—	1,345,013
Value	$8,723,483	$(1,597,105)		$—		$1,605,138	$(52,302,288)		$—

Strategic Growth

	For the Six-Month Period Ended December 31, 2011					For the Fiscal Year Ended June 30, 2011
	Sold	Redeemed	Reinvested		End Shares	Sold	Redeemed	Reinvested		End Shares
Class A
Shares	289,708	(2,980,710)		—	8,614,724	1,714,977	(13,406,019)		—	11,305,726
Value	$4,471,231	$(45,282,658)		$—		$26,601,682	$(208,173,296)		$—
Class C
Shares	30,118	(640,140)		—	2,250,494	99,273	(2,429,003)		—	2,860,516
Value	$412,794	$(8,825,609)		$—		$1,391,735	$(33,776,263)		$—
Class I
Shares	341,542	(644,306)		—	2,135,205	1,840,158	(886,496)		—	2,437,969
Value	$5,356,318	$(9,998,278)		$—		$29,964,155	$(14,204,941)		$—

Note 10 — 5% Shareholders

At December 31, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 5% of the outstanding shares of the following Funds: Akros Absolute Return — three own 45.14%; Capital Opportunities — two own 18.87%; Event Arbitrage — three own 22.10%; Global Tactical — two own 22.51%; Mid-Cap Value — one owns 10.17%; Small-Cap Growth Tactical Allocation — three own 25.52%; Small-Cap Value — six own 62.41%; Strategic Growth — two own 21.50%. Transactions by these shareholders may have a material impact upon the Funds.

Note 11 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.

2011 SEMI-ANNUAL REPORT	95

Notes to the Financial Statements

Note 12 — Securities Lending

At December 31, 2011, these securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received is as follows:

Fund	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Small-Cap Growth	$676,028	$692,981	5.84%
Tactical Allocation
Small-Cap Value	$2,307,679	$2,368,920	6.16%

Note 13 — Fund Liquidations

On September 19, 2011, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) approved the liquidation and dissolution of the Quaker Long-Short Tactical Allocation Fund. The liquidation and dissolution was approved by the Board of the Trust and a majority of shareholders of the Fund in accordance with the requirements of the 1940 Act, the

Securities Exchange Act of 1934, as amended (the “1934 Act”) and the Trust’s Amended and Restated Declaration of Trust. The liquidation and dissolution of the Fund was approved on October 24, 2011, by more than 50% of the outstanding voting securities entitled to vote. The result of the vote is shown below:

Long-Short Tactical Allocation Fund	% vote for	% vote against	% vote abstain
Proposal: Approval of the liquidation and dissolution of the Fund, a series of the Trust, pursuant to the Plan of Liquidation and Dissolution.	59.37%	0.00%	0.47%

Note 14 — Review for Subsequent Events

On January 27, 2012, the Audit Committee (the “Committee”) of the Trust received and accepted the resignation of PricewaterhouseCoopers LLP as the Trust’s independent accountant for the 2012 audit of the Trust. On January 30, 2012, the Committee approved the appointment and selection of Tait, Weller Baker LLP as the independent accountant for the 2012 audit of the Trust.

96	2011 SEMI-ANNUAL REPORT

General Information (Unaudited)

Form N-Q Filing and Proxy Voting Policies and Procedures

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2011 SEMI-ANNUAL REPORT	97

The Quaker Funds are distributed by

Quasar Distributors, LLC.

Contact us:

Quaker Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC.

PO Box 701

Milwaukee, WI 53201-0701

800.220.8888

www.quakerfunds.com

©2012 Quaker® Investment Trust

QKSAR 122011

PRSRTD STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

The Quaker Funds are distributed by

Quasar Distributors, LLC.

Contact us:

Quaker Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC.

PO Box 701

Milwaukee, WI 53201-0701

800.220.8888

www.quakerfunds.com

©2012 Quaker® Investment Trust

QKSAR 122011

Item 2. Code of Ethics.

Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

(a) (2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a) (3)	Not Applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (signature and title)*	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date	March 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date	March 7, 2012

By (signature and title)*	/s/ Laurie Keyes
Laurie Keyes
Treasurer

Date	March 7, 2012